UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-09815

THE ARBITRAGE FUNDS
(Exact name of registrant as specified in charter)

41 Madison Avenue, 42nd Floor, New York, NY			10010
(Address of principal executive offices)			(Zip code)

John S. Orrico Water Island Capital, LLC 41 Madison Avenue 42nd Floor New York, NY 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-295-4485

Date of fiscal year end:	May 31

Date of reporting period:	June 1, 2018 – November 30, 2018

Item 1.   Reports to Stockholders.

Semi-Annual Report

November 30, 2018

The Arbitrage Fund

The Arbitrage Event-Driven Fund

The Water Island Credit Opportunities Fund

The Arbitrage Tactical Equity Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of The Arbitrage Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from The Arbitrage Funds or from your financial intermediary, such as a broker — dealer or bank. Instead, the reports will be made available on a website (https://artbitragefunds.com/restricted/content/downloads.html) and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive your shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from The Arbitrage Funds electronically by sending a request in writing to: Arbitrage Funds, PO Box 219842, Kansas City MO 64121-9842 or by calling 1-800-295-4485.

You may also elect to receive all future reports in paper free of charge. You can inform The Arbitrage Funds [or your financial intermediary] that you wish to continue receiving paper copies of your shareholder reports by sending a request in writing to: Arbitrage Funds, PO Box 219842, Kansas City MO 64121-9842 or by calling 1-800-295-4485. Your election to receive reports in paper will apply to all Arbitrage Funds you hold directly in an account with The Arbitrage Funds. You must provide separate instructions to each of your financial intermediaries.

TABLE OF CONTENTS

The Arbitrage Fund
Portfolio Information	1
Portfolio of Investments	3
The Arbitrage Event-Driven Fund
Portfolio Information	15
Portfolio of Investments	17
The Water Island Credit Opportunities Fund
Portfolio Information	30
Portfolio of Investments	32
The Arbitrage Tactical Equity Fund
Portfolio Information	40
Portfolio of Investments	42
Statements of Assets and Liabilities	52
Statements of Operations	56
Statements of Changes in Net Assets	60
Financial Highlights
The Arbitrage Fund - Class R	64
The Arbitrage Fund - Class I	66
The Arbitrage Fund - Class C	68
The Arbitrage Fund - Class A	70
The Arbitrage Event-Driven Fund - Class R	72
The Arbitrage Event-Driven Fund - Class I	74
The Arbitrage Event-Driven Fund - Class C	76
The Arbitrage Event-Driven Fund - Class A	78
The Water Island Credit Opportunities Fund - Class R	80
The Water Island Credit Opportunities Fund - Class I	82
The Water Island Credit Opportunities Fund - Class C	84
The Water Island Credit Opportunities Fund - Class A	86
The Arbitrage Tactical Equity Fund - Class R	88
The Arbitrage Tactical Equity Fund - Class I	90
The Arbitrage Tactical Equity Fund - Class C	92
The Arbitrage Tactical Equity Fund - Class A	94
Notes to Financial Statements	96
Disclosure of Fund Expenses	123
Additional Information	126

The Arbitrage Fund  Portfolio Information

November 30, 2018 (Unaudited)

Performance (annualized returns as of November 30, 2018)

	One Year	Five Year	Ten Year	Since Inception*
Arbitrage Fund, Class R	2.22%	1.96%	2.96%	3.96%
Arbitrage Fund, Class I	2.43%	2.21%	3.19%	2.97%
Arbitrage Fund, Class C**	1.43%	1.19%	N/A	0.96%
Arbitrage Fund, Class A***	2.20%	1.95%	N/A	1.95%
ICE BofA Merrill Lynch 3-Month Treasury Bill	1.80%	0.59%	0.36%	1.59%
S&P 500®	6.27%	11.12%	14.32%	5.60%
HFRI Event Driven Merger Arbitrage Index	4.44%	3.48%	4.29%	4.35%
Bloomberg Barclays US Aggregate Bond Index	-1.34%	2.03%	3.67%	4.59%

Current performance may be higher or lower than performance quoted above. Any performance data quoted represents past performance and the investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns shown above include the reinvestment of all dividends and capital gains. Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from the amount reported in the Financial Highlights. You can obtain performance data current to the most recent month end by calling 1-800-295-4485 or going to www.arbitragefunds.com.

* Class R inception: 9/18/00; Class I inception: 10/17/03; Class C inception: 6/1/12; Class A inception: 6/1/13. Since Inception Returns for securities indices are for the inception date of Class R shares.

** Class C shares are subject to a 1.00% contingent deferred sales charge on all purchases redeemed in 12 months of purchase.

*** Class A shares are subject to a maximum front-end sales load of 2.50% on purchases up to $250,000. The shares are also subject to a deferred sales charge of up to 1.00% on purchases of $250,000 or more purchased without a front-end sales charge and redeemed within 18 months of purchase.

The Total Annual Fund Operating Expenses for Class R, Class I, Class C and Class A are 1.94%, 1.69%, 2.69% and 1.94%, respectively. These expense ratios are as stated in the current prospectus and may differ from the expense ratios disclosed in the financial highlights in this report.

The ICE Bank of America (BofA) Merrill Lynch U.S. 3-Month Treasury Bill Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

The S&P 500® Index is an unmanaged index consisting of 500 stocks.

The HFRI Event-Driven Merger Arbitrage Index is a subset of the HFRI Event-Driven Index. This index includes strategies which employ an investment process primarily focused on opportunities in equity and equity related instruments of companies which are currently engaged in a corporate transaction.

The Bloomberg Barclays U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

An investor may not invest directly in an index.

Semi-Annual Report | November 30, 2018

The Arbitrage Fund  Portfolio Information (continued)

November 30, 2018 (Unaudited)

Growth of $10,000 Investment

The chart represents historical performance of a hypothetical investment of $10,000 in the Class R shares of the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Sector Weighting

The following chart shows the sector weightings of The Arbitrage Fund's investments (including short sales and excluding derivatives) as of the report date.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund  Portfolio of Investments

November 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 78.27%
Aerospace & Defense - 4.70%
Esterline Technologies Corp.(a)(b)	173,901	$20,647,266
L3 Technologies, Inc.(b)	93,750	17,183,438
United Technologies Corp.(c)	358,536	43,683,979
		81,514,683
Apparel - 1.31%
Perry Ellis International, Inc.(a)(d)(e)	828,485	22,783,337
Banks - 6.42%
Access National Corp.(b)	118,865	3,142,791
FCB Financial Holdings, Inc., Class A(a)(b)	704,297	27,918,333
Green Bancorp, Inc.	80,213	1,631,532
MB Financial, Inc.(b)	1,255,617	57,607,708
National Commerce Corp.(a)	112,843	4,664,930
State Bank Financial Corp.(b)	677,643	16,331,196
		111,296,490
Biotechnology - 1.82%
Endocyte, Inc.(a)(b)(c)	379,946	8,978,124
Pacific Biosciences of California, Inc.(a)	769,949	6,021,001
Shire Plc, ADR	94,085	16,519,444
		31,518,569
Commercial Services - 1.98%
Cambium Learning Group, Inc.(a)	680,083	9,847,602
Nord Anglia Education, Inc.(a)(d)(e)	200,078	960,374
Rent-A-Center, Inc.(a)(b)	1,606,167	23,578,532
		34,386,508
Computers & Computer Services - 0.69%
ConvergeOne Holdings, Inc.(b)	407,714	5,104,579
Engility Holdings, Inc.(a)(b)	217,529	6,802,132
		11,906,711
Construction Materials - 1.28%
USG Corp.(b)	516,313	22,222,111
Diversified Financial Services - 0.18%
CME Group, Inc.	1	66
Investment Technology Group, Inc.	104,680	3,154,009
		3,154,075

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2018

The Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 78.27% (Continued)
Electronics - 0.11%
Electro Scientific Industries, Inc.(a)(c)	38,863	$1,142,572
II-VI, Inc.(a)	20,943	783,687
		1,926,259
Food - 3.41%
Bob Evans Farms, Inc.(a)(d)(e)	767,786	59,119,522
Forest Products & Paper - 1.98%
Papeles y Cartones de Europa SA	1,807,575	34,378,783
Gas - 2.93%
Vectren Corp.(b)	706,787	50,754,374
Healthcare - Products - 3.33%
Mazor Robotics Ltd., ADR(a)	707,267	41,226,594
NxStage Medical, Inc.(a)	584,713	16,512,295
		57,738,889
Home Furnishings - 3.09%
SodaStream International Ltd.(a)(b)(c)	372,521	53,512,642
Insurance - 5.20%
Aspen Insurance Holdings Ltd.(b)(c)	438,501	18,355,652
esure Group Plc	7,784,835	27,696,167
Jardine Lloyd Thompson Group Plc	229,692	5,531,750
Navigators Group, Inc. (The)(b)	488,088	33,907,473
TOWER Ltd.(a)	8,985,711	4,756,119
		90,247,161
Internet - 2.34%
Pandora Media, Inc.(a)(b)	2,699,442	23,458,151
XO Group, Inc.(a)(b)	494,551	17,062,009
		40,520,160
Media - 6.81%
Starz, Class A(a)(d)(e)	521,436	21,816,882
Twenty-First Century Fox, Inc., Class A, Private Placement(c)	345,832	4,106,755
Twenty-First Century Fox, Inc., Class A(b)(c)	1,863,898	92,207,034
		118,130,671
Mining - 0.97%
Nevsun Resources Ltd.(a)	3,769,826	16,882,147
Miscellaneous Manufacturing - 1.17%
American Railcar Industries, Inc.(b)	288,583	20,278,727

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 78.27% (Continued)
Oil & Gas - 3.65%
Antero Midstream Partners LP	85,763	$2,372,205
Diamondback Energy, Inc.	201,882	22,283,732
Encana Corp.(b)	668,451	4,491,991
EQGP Holdings LP	196,872	3,941,377
MEG Energy Corp.(a)	94,519	591,878
Ocean Rig UDW, Inc., Class A(a)(b)	774,387	21,473,751
Resolute Energy Corp.(a)	44,137	1,569,512
Rowan Cos. Plc, Class A(a)	224,690	3,114,203
WildHorse Resource Development Corp.(a)	188,897	3,490,817
		63,329,466
Pharmaceuticals - 3.22%
BTG Plc(a)	649,549	6,911,197
CVS Health Corp.	273,860	21,963,577
Express Scripts Holding Co.(a)	246,560	25,018,443
Karo Pharma AB	470,870	1,937,034
		55,830,251
Pipelines - 4.21%
Dominion Energy Midstream Partners LP	199,884	3,713,845
Enbridge, Inc.	1	14
EnLink Midstream Partners LP(b)	703,803	9,311,313
Spectra Energy Partners LP(b)	817,275	29,626,219
Valero Energy Partners LP(b)	721,083	30,335,962
		72,987,353
Real Estate Investment Trusts - 4.78%
Forest City Realty Trust, Inc., Class A(b)	2,882,924	72,937,977
InfraREIT, Inc.(b)	430,700	9,863,030
		82,801,007
Retail - 4.03%
Bojangles', Inc.(a)(b)	680,173	10,943,983
Sonic Corp.	1,354,608	58,857,718
		69,801,701
Semiconductors - 0.89%
Integrated Device Technology, Inc.(a)(b)	323,638	15,515,206
Software - 6.79%
Apptio, Inc., Class A(a)(b)(c)	341,057	13,014,735
Datawatch Corp.(a)	467,322	6,117,245
Dun & Bradstreet Corp. (The)(b)	215,296	30,903,588
Hortonworks, Inc.(a)	320,146	5,154,351
Imperva, Inc.(a)(b)	488,960	27,142,170

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2018

The Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 78.27% (Continued)
Software - 6.79% (Continued)
Mitel Networks Corp.(a)(f)	652,835	$7,279,110
Onemarket Ltd.(a)	111,800	64,555
Red Hat, Inc.(a)	93,376	16,673,218
SendGrid, Inc.(a)	247,830	11,303,526
		117,652,498
Telecommunications - 0.70%
ARRIS International Plc(a)(b)	390,896	12,078,686
Transportation - 0.28%
Ceva Logistics AG(a)	159,967	4,779,556
TOTAL COMMON STOCKS (Cost $1,361,315,478)		1,357,047,543
RIGHTS - 0.07%
A Schulman, Inc. CVR(a)(d)(e)	173,468	346,936
Corium International, Inc. CVR(d)(e)	920,694	165,909
Cubist Pharmaceuticals, Inc. CPR, Expires 07/01/2019(a)(d)(e)	119,343	0
Media General, Inc. CVR(a)(d)(e)	613,589	0
NewStar Financial, Inc. CVR(a)(d)(e)	1,514,946	755,049
TOTAL RIGHTS (Cost $890,253)		1,267,894
MUTUAL FUNDS - 0.88%
Arbitrage Event Driven Fund (The), Class I(g)	1,583,651	15,139,708
TOTAL MUTUAL FUNDS (Cost $15,076,942)		15,139,708

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.03%
Call Options Purchased - 0.01%
Chesapeake Energy Corp.	01/2019	$5.00	$2,024,436	6,933	$13,866
Finisar Corp.
	01/2019	21.00	740,195	317	80,835
	03/2019	22.00	1,102,120	472	101,480
Harris Corp.
	12/2018	160.00	1,758,285	123	1,845
	12/2018	170.00	357,375	25	125
	12/2018	180.00	5,089,020	356	1,780
	12/2018	185.00	15,281,355	1,069	534
Univar, Inc.	03/2019	30.00	849,072	392	6,860
TOTAL CALL OPTIONS PURCHASED (Cost $419,740)					207,325

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2018 (Unaudited)

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.03% (Continued)
Put Options Purchased - 0.02%
Aspen Insurance Holdings Ltd.	12/2018	$40.00	$8,907,808	2,128	$58,520
Electro Scientific Industries, Inc.	12/2018	25.00	2,413,740	821	6,158
Endocyte, Inc.	04/2019	20.00	5,586,132	2,364	17,730
Sodastream International Ltd.
	01/2019	120.00	588,965	41	410
	01/2019	125.00	976,820	68	680
Twenty-First Century Fox, Inc.
	01/2019	35.00	24,111,678	4,874	60,925
	01/2019	36.00	47,352,684	9,572	119,650
	01/2019	37.00	14,094,003	2,849	35,612
	01/2019	38.00	514,488	104	1,300
	01/2019	40.00	13,366,794	2,702	27,020
	04/2019	40.00	2,048,058	414	8,280
United Technologies Corp.	01/2019	115.00	63,271,512	5,193	15,579
Walt Disney Co. (The)	01/2019	105.00	2,425,290	210	12,600
TOTAL PUT OPTIONS PURCHASED (Cost $2,186,790)					364,464
TOTAL PURCHASED OPTIONS (Cost $2,606,530)					571,789

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 22.05%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Class	2.075	%(h)	191,169,583	191,169,583
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.168	%(h)	191,169,584	191,169,584
				382,339,167
TOTAL SHORT-TERM INVESTMENTS (Cost $382,339,167)				382,339,167
Total Investments - 101.30% (Cost $1,762,228,370)				1,756,366,101
Liabilities in Excess of Other Assets - (1.30)%(i)				(22,519,579)
NET ASSETS - 100.00%				$1,733,846,522

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2018

The Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2018 (Unaudited)

Portfolio Footnotes

(a)  Non-income-producing security.

(b)  Security, or a portion of security, is being held as collateral for short sales, written option contracts or forward foreign currency exchange contracts. At November 30, 2018, the aggregate market value of those securities was $475,272,950, representing 27.41% of net assets.

(c)  Underlying security for a written/purchased call/put option.

(d)  Security considered illiquid. On November 30, 2018, the total market value of these securities was $105,948,009, representing 6.11% of net assets.

(e)  Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of November 30, 2018, the total market value of these securities was $105,948,009, representing 6.11% of net assets.

(f)  Security fair valued using methods determined in good faith by the Pricing Committee based on observable inputs.

(g)  Affiliated investment.

(h)  Rate shown is the 7-day effective yield as of November 30, 2018.

(i)  Includes cash which is being held as collateral for short sales and written option contracts.

Securities are determined to be illiquid under the procedures approved by the Funds' Board of Trustees. Information related to the Fund's illiquid securities as of November 30, 2018 is as follows:

Date of Purchase	Security	Cost	Value	% of Net Assets
08/22/2018	A Schulman, Inc. CVR	$331,324	$346,936	0.02%
09/19/2017	Bob Evans Farms, Inc.	59,495,854	59,119,522	3.41
11/28/2018	Corium International, Inc. CVR	165,725	165,909	0.01
12/12/2011	Cubist Pharmaceuticals, Inc. CPR	—	—	0.00
01/18/2017	Media General, Inc. CVR	—	—	0.00
10/17/2017	NewStar Financial, Inc. CVR	393,204	755,049	0.04
08/10/2017	Nord Anglia Education, Inc.	1,024,424	960,374	0.06
07/02/2018	Perry Ellis International, Inc.	23,703,214	22,783,337	1.31
11/29/2016	Starz, Class A	17,703,491	21,816,882	1.26
			$105,948,009	6.11%

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (22.19%)
Aerospace & Defense - (3.29%)
Harris Corp.	(121,875)	$(17,422,031)
United Technologies Corp.	(325,436)	(39,651,122)
		(57,073,153)
Banks - (6.03%)
Cadence Bancorp, Class A	(785,727)	(16,115,261)
CenterState Bank Corp.	(186,120)	(4,654,861)
Fifth Third Bancorp	(1,820,489)	(50,846,258)
Synovus Financial Corp.	(743,055)	(28,094,909)
Union Bankshares Corp.	(89,358)	(3,163,273)
Veritex Holdings, Inc.	(63,269)	(1,625,381)
		(104,499,943)

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2018 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (22.19%) (Continued)
Computers & Computer Services - (0.39%)
Science Applications International Corp.	(97,722)	$(6,793,633)
Electric - (0.21%)
Dominion Energy, Inc.	(49,541)	(3,690,805)
Healthcare - Services - (0.77%)
Cigna Corp.	(60,017)	(13,406,597)
Internet - (0.65%)
Twilio, Inc., Class A	(119,861)	(11,325,666)
Media - (3.27%)
Sirius XM Holdings, Inc.	(3,880,730)	(24,176,948)
Walt Disney Co. (The)	(280,659)	(32,413,308)
		(56,590,256)
Oil & Gas - (2.60%)
Chesapeake Energy Corp.	(1,007,954)	(2,943,226)
Cimarex Energy Co.	(9,937)	(814,635)
Diamondback Energy, Inc.	(201,916)	(22,287,488)
Ensco Plc, Class A	(497,621)	(2,821,511)
Husky Energy, Inc.	(32,136)	(399,085)
Newfield Exploration Co.	(250,178)	(4,240,517)
Transocean Ltd.	(1,248,957)	(11,590,321)
		(45,096,783)
Pharmaceuticals - (1.78%)
CVS Health Corp.	(273,784)	(21,957,477)
Takeda Pharmaceutical Co. Ltd., (Tokyo Exchange)	(236,814)	(8,876,744)
		(30,834,221)
Pipelines - (2.38%)
Antero Midstream GP LP	(156,467)	(2,317,276)
Enbridge, Inc.	(908,045)	(29,720,313)
EnLink Midstream LLC	(809,508)	(9,252,677)
		(41,290,266)
Software - (0.69%)
athenahealth, Inc.	(50,306)	(6,695,729)
Cloudera, Inc.	(417,512)	(5,152,098)
		(11,847,827)
Telecommunications - (0.13%)
Finisar Corp.	(94,418)	(2,204,661)
TOTAL COMMON STOCKS (Proceeds $404,889,367)		(384,653,811)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2018

The Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2018 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
EXCHANGE-TRADED FUNDS - (0.18%)
Equity Fund - (0.18%)
Invesco QQQ Trust Series 1	(18,675)	$(3,162,985)
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $3,063,920)		(3,162,985)
TOTAL SECURITIES SOLD SHORT (Proceeds $407,953,287)		$(387,816,796)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
Apptio, Inc.	12/2018	$40.00	$(881,496)	(231)	$(2,887)
Electro Scientific Industries, Inc.	12/2018	30.00	(1,126,020)	(383)	(4,788)
Endocyte, Inc.	04/2019	24.00	(5,586,132)	(2,364)	(29,550)
Sodastream International Ltd.	01/2019	145.00	(1,565,785)	(109)	(1,090)
Twenty-First Century Fox, Inc.
	12/2018	48.00	(10,858,665)	(2,195)	(395,100)
	12/2018	49.00	(2,468,553)	(499)	(64,870)
	01/2019	50.00	(2,048,058)	(414)	(23,805)
United Technologies Corp.	12/2018	125.00	(4,032,904)	(331)	(55,774)
TOTAL WRITTEN CALL OPTIONS (Premiums received $331,694)					(577,864)
TOTAL WRITTEN OPTIONS (Premiums received $331,694)					$(577,864)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
AUD	59,400	USD	43,422	Goldman Sachs & Co.	12/14/2018	$955
USD	11,142,804	CAD	14,800,800	Goldman Sachs & Co.	12/14/2018	108,026
USD	36,927,588	CAD	49,050,300	Morgan Stanley & Co.	12/14/2018	358,694
USD	7,087,176	CHF	7,073,400	Goldman Sachs & Co.	12/14/2018	33,409
USD	13,717,474	EUR	12,106,300	Goldman Sachs & Co.	12/14/2018	76,340
USD	47,390,058	EUR	41,823,900	Morgan Stanley & Co.	12/14/2018	1,329,732
USD	34,124,844	GBP	26,766,600	Goldman Sachs & Co.	12/14/2018	844,230
USD	54,934,296	GBP	43,088,970	Morgan Stanley & Co.	12/14/2018	1,005,943
USD	8,138,306	NOK	69,917,200	Morgan Stanley & Co.	12/14/2018	166,568
NZD	2,738,400	USD	1,882,686	Goldman Sachs & Co.	12/14/2018	65,560
USD	65,176	NZD	94,800	Goldman Sachs & Co.	12/14/2018	8
USD	25,483,451	SEK	231,786,700	Goldman Sachs & Co.	12/14/2018	391,428
						$4,380,893

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2018 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	20,103	AUD	27,500	Goldman Sachs & Co.	12/14/2018	$(328)
USD	87,869	AUD	120,200	Morgan Stanley & Co.	12/14/2018	(2,322)
CAD	33,005,300	USD	24,848,088	Goldman Sachs & Co.	12/14/2018	(740,288)
CAD	8,106,100	USD	6,102,689	Morgan Stanley & Co.	12/14/2018	(129,944)
CHF	214,600	USD	215,018	Goldman Sachs & Co.	12/14/2018	(381)
CHF	405,100	USD	405,889	Morgan Stanley & Co.	12/14/2018	(180)
USD	141,475	CHF	141,200	Goldman Sachs & Co.	12/14/2018	(300)
EUR	31,796,100	USD	36,027,702	Goldman Sachs & Co.	12/14/2018	(923,577)
USD	7,577,397	EUR	6,687,400	Goldman Sachs & Co.	12/14/2018	(16,781)
USD	1,362,649	EUR	1,202,600	Morgan Stanley & Co.	12/14/2018	(154)
GBP	38,203,200	USD	48,705,410	Goldman Sachs & Co.	12/14/2018	(1,616,607)
NOK	69,917,200	USD	8,138,305	Goldman Sachs & Co.	12/14/2018	(403,520)
USD	1,588,567	NZD	2,310,600	Goldman Sachs & Co.	12/14/2018	(49,287)
USD	4,985,841	NZD	7,252,000	Morgan Stanley & Co.	12/14/2018	(241,842)
SEK	221,382,100	USD	24,339,532	Goldman Sachs & Co.	12/14/2018	(348,816)
USD	766,361	SEK	6,970,500	Goldman Sachs & Co.	12/14/2018	(3,937)
						$(4,478,264)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
Israel	5.47%
United Kingdom	2.32%
Spain	1.98%
Canada	1.68%
Cayman Islands	1.24%
Bermuda	1.06%
Switzerland	0.28%
New Zealand	0.27%
Sweden	0.11%
Hong Kong	0.05%
Australia	0.01%
United States	86.83%
Liabilities in Excess of Other Assets	(1.30)%
100.00%

(a)  These percentages represent long positions only and are not net of short positions.

Abbreviations:

AB - Aktiebolag is the Swedish term for a limited company

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

AUD - Australian dollar

CAD - Canadian dollar

CHF - Swiss franc

CPR - Conditional Prepayment Rate

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2018

The Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2018 (Unaudited)

CVR - Contingent Value Rights

EUR - Euro

GBP - British pound

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

NOK - Norwegian krone

NZD - New Zealand dollar

Plc - Public Limited Company

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

SEK - Swedish krona

USD - United States Dollar

The following table summarizes The Arbitrage Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2018:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Aerospace & Defense	$81,514,683	$—	$—	$81,514,683
Apparel	—	—	22,783,337	22,783,337
Banks	111,296,490	—	—	111,296,490
Biotechnology	31,518,569	—	—	31,518,569
Commercial Services	33,426,134	—	960,374	34,386,508
Computers & Computer Services	11,906,711	—	—	11,906,711
Construction Materials	22,222,111	—	—	22,222,111
Diversified Financial Services	3,154,075	—	—	3,154,075
Electronics	1,926,259	—	—	1,926,259
Food	—	—	59,119,522	59,119,522
Forest Products & Paper	34,378,783	—	—	34,378,783
Gas	50,754,374	—	—	50,754,374
Healthcare - Products	57,738,889	—	—	57,738,889
Home Furnishings	53,512,642	—	—	53,512,642
Insurance	90,247,161	—	—	90,247,161
Internet	40,520,160	—	—	40,520,160
Media	92,207,034	4,106,755	21,816,882	118,130,671
Mining	16,882,147	—	—	16,882,147
Miscellaneous Manufacturing	20,278,727	—	—	20,278,727
Oil & Gas	63,329,466	—	—	63,329,466
Pharmaceuticals	55,830,251	—	—	55,830,251
Pipelines	72,987,353	—	—	72,987,353
Real Estate Investment Trusts	82,801,007	—	—	82,801,007
Retail	69,801,701	—	—	69,801,701
Semiconductors	15,515,206	—	—	15,515,206
Software	110,373,388	7,279,110	—	117,652,498
Telecommunications	12,078,686	—	—	12,078,686
Transportation	4,779,556	—	—	4,779,556

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2018 (Unaudited)

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Rights	$—	$—	$1,267,894	$1,267,894
Mutual Funds	15,139,708	—	—	15,139,708
Purchased Options	571,789	—	—	571,789
Short-Term Investments	382,339,167	—	—	382,339,167
TOTAL	$1,639,032,227	$11,385,865	$105,948,009	$1,756,366,101
Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$4,380,893	$—	$4,380,893
Liabilities
Common Stocks***	(384,653,811)	—	—	(384,653,811)
Exchange-Traded Funds	(3,162,985)	—	—	(3,162,985)
Written Options	(577,864)	—	—	(577,864)
Forward Foreign Currency Exchange Contracts	—	(4,478,264)	—	(4,478,264)
TOTAL	$(388,394,660)	$(97,371)	$—	$(388,492,031)

*  Refer to Note 2 of the Notes to Financial Statements where leveling hierarchy is defined.

**  Other financial instruments are instruments such as written options, securities sold short, and forward foreign currency exchange contracts.

***  Refer to Portfolio of Investments for sector information.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund's assets and liabilities during the period ended November 30, 2018:

Investments in Securities	Balance as of May 31, 2018	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2018	Net change in Unrealized Appreciation (Depreciation) included in the Statement of Operations attributable to Level 3 investments held at November 30, 2018
Common Stocks	$98,838,726	$1,476,110	$3,803,512	$23,703,213	$(23,141,446)	$—	$—	$104,680,115	$3,788,966
Rights	1,020,012	—	103,391	497,049	(352,558)	—	—	1,267,894	103,391
Total	$99,858,738	$1,476,110	$3,906,903	$24,200,262	$(23,494,004)	$—	$—	$105,948,009	$3,892,357

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2018

The Arbitrage Fund  Portfolio of Investments (continued)

November 30, 2018 (Unaudited)

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of November 30, 2018:

Investments in Securities	Fair Value at November 30, 2018	Valuation Technique	Unobservable Input	Range of Values	Weighted Average
Common Stocks	$104,680,115	Deal Value	Final determination on Dissent	$4.80-$77	$58.24
Rights	$1,267,894	Discounted, probability adjusted value	Discount Rate, Probability	0-10%, 40%-90%	$0.87

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund  Portfolio Information

November 30, 2018 (Unaudited)

Performance (annualized returns as of November 30, 2018)

	One Year	Five Year	Ten Year	Since Inception*
Arbitrage EventDriven Fund, Class R	1.56%	-0.26%	N/A	1.26%
Arbitrage EventDriven Fund, Class I	1.79%	-0.01%	N/A	1.51%
Arbitrage EventDriven Fund, Class C**	0.76%	-1.00%	N/A	0.08%
Arbitrage EventDriven Fund, Class A***	1.49%	-0.25%	N/A	0.42%
ICE BofA Merrill Lynch 3-Month Treasury Bill	1.80%	0.59%	N/A	0.40%
Bloomberg Barclays US Aggregate Bond Index	-1.34%	2.03%	N/A	2.35%
HFRI Event Driven Index	2.05%	3.40%	N/A	4.66%

Current performance may be higher or lower than performance quoted above. Any performance data quoted represents past performance, and the investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns shown above include the reinvestment of all dividends and capital gains. Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from the amount reported in the Financial Highlights. Contractual fee waivers are currently in effect. Without such fee waivers, performance numbers would be reduced. You can obtain performance data current to the most recent month end by calling 1-800-295-4485 or going to www.arbitragefunds.com.

* Class R and Class I inception: 10/1/10; Class C inception: 6/1/12; Class A inception: 6/1/13. Since Inception Returns for securities indices are for the inception date of Class R and Class I shares.

** Class C shares are subject to a 1.00% contingent deferred sales charge on all purchases redeemed in 12 months of purchase.

*** Class A shares are subject to a maximum front-end sales load of 3.25% on purchases up to $500,000. The shares are also subject to a deferred sales charge of up to 1.00% on purchases of $500,000 or more purchased without a front-end sales load and redeemed within 18 months of purchase. Effective June 30, 2018, Class A shares are sold subject to a maximum front-end sales load equal to 3.25% of the offering price and are also subject to a 1.00% contingent deferred sales load on purchases at or above $500,000 made prior to June 30, 2018 and on purchases at or above $250,000 made after June 30, 2018 (determined on a first-in, first-out basis), purchased without a front-end sales charge and redeemed within 18 months of purchase.

The Total Annual Fund Operating Expenses for Class R, Class I, Class C and Class A are 2.63%, 2.38%, 3.38% and 2.63%, respectively. The Adviser has agreed to waive fees (not including the effects of interest, dividends on short positions, brokerage commissions, acquired fund fees and expenses, taxes, or other extraordinary expenses) in excess of 1.69%, 1.44%, 2.44% and 1.69% for Class R, Class I, Class C and Class A, respectively, until at least September 30, 2019. These expense ratios are as stated in the current prospectus and may differ from the expense ratios disclosed in the financial highlights in this report.

The ICE Bank of America (BofA) Merrill Lynch U.S. 3-Month Treasury Bill Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

The Bloomberg Barclays U.S. Aggregate Bond Index is a market value-weighted index of investment-grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

The HFRI Event-Driven Merger Arbitrage Index is a subset of the HFRI Event-Driven Index. This index includes strategies which employ an investment process primarily focused on opportunities in equity and equity related instruments of companies which are currently engaged in a corporate transaction.

An investor may not invest directly in an index.

Semi-Annual Report | November 30, 2018

The Arbitrage Event-Driven Fund  Portfolio Information (continued)

November 30, 2018 (Unaudited)

Growth of $10,000 Investment

The chart represents historical performance of a hypothetical investment of $10,000 in the Class R shares of the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Sector Weighting

The following chart shows the sector weightings of The Arbitrage Event-Driven Fund's investments (including short sales and excluding derivatives) as of the report date.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund  Portfolio of Investments

November 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 51.16%
Aerospace & Defense - 1.19%
Esterline Technologies Corp.(a)	13,924	$1,653,197
Auto Parts & Equipment - 0.47%
Lear Corp.	1,178	160,502
Magna International, Inc.	3,841	191,551
Tenneco, Inc., Class A	4,985	168,244
Visteon Corp.(a)	1,737	128,225
		648,522
Banks - 0.61%
State Bank Financial Corp.	35,343	851,766
Biotechnology - 2.87%
Endocyte, Inc.(a)	41,070	970,484
Pacific Biosciences of California, Inc.(a)	48,924	382,586
Shire Plc, ADR	14,960	2,626,677
		3,979,747
Chemicals - 0.28%
Air Products & Chemicals, Inc.	2,460	395,740
Commercial Services - 3.26%
Herc Holdings, Inc.(a)(b)	29,563	1,054,512
Nielsen Holdings Plc	27,291	741,496
Quad/Graphics, Inc.(c)	30,900	506,142
Rent-A-Center, Inc.(a)	44,995	660,527
Travelport Worldwide Ltd.(c)	102,322	1,563,480
		4,526,157
Diversified Financial Services - 0.00%(d)
CME Group, Inc.	1	86
Gas - 3.20%
Vectren Corp.(c)	61,778	4,436,278
Healthcare - Products - 1.79%
NxStage Medical, Inc.(a)(c)	87,808	2,479,698
Home Furnishings - 4.63%
SodaStream International Ltd.(a)(b)	44,687	6,419,288
Insurance - 0.98%
Aspen Insurance Holdings Ltd.	32,436	1,357,771
Internet - 0.50%
XO Group, Inc.(a)	20,229	697,900

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2018

The Arbitrage Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 51.16% (Continued)
Lodging - 1.74%
Wyndham Hotels & Resorts, Inc.(b)(c)	48,229	$2,417,720
Media - 7.63%
CBS Corp., Class B, NVDR	8,259	447,473
Kabel Deutschland Holding AG(c)	4,477	527,115
Starz, Class A(a)(e)(f)	45,487	1,903,176
Twenty-First Century Fox, Inc., Class A, Private Placement(b)	27,693	328,854
Twenty-First Century Fox, Inc., Class A(b)(c)	149,255	7,383,645
		10,590,263
Miscellaneous Manufacturing - 2.34%
American Railcar Industries, Inc.	8,221	577,690
Trinity Industries, Inc.(c)	112,094	2,671,200
		3,248,890
Office/Business Equip - 1.64%
Xerox Corp.(c)	84,443	2,273,206
Oil & Gas - 1.74%
Diamondback Energy, Inc.	16,137	1,781,154
EQGP Holdings LP	31,488	630,390
		2,411,544
Pharmaceuticals - 3.58%
CVS Health Corp.	21,908	1,756,992
Express Scripts Holding Co.(a)(c)	27,690	2,809,705
Paratek Pharmaceuticals, Inc.(a)(c)	52,781	399,552
		4,966,249
Real Estate Investment Trusts - 3.93%
Forest City Realty Trust, Inc., Class A	215,367	5,448,785
Retail - 0.72%
Papa John's International, Inc.(b)	20,900	1,002,991
Semiconductors - 0.75%
Integrated Device Technology, Inc.(a)	21,819	1,046,003
Software - 4.87%
Dun & Bradstreet Corp. (The)	13,821	1,983,866
LiveRamp Holdings, Inc.(a)	63,133	2,986,191
Red Hat, Inc.(a)	10,029	1,790,778
		6,760,835
Telecommunications - 1.88%
NETGEAR, Inc.(a)(c)	47,211	2,615,489

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 51.16% (Continued)
Transportation - 0.56%
Norfolk Southern Corp.(c)	4,570	$780,282
TOTAL COMMON STOCKS (Cost $70,405,887)		71,008,407
EXCHANGE-TRADED FUNDS - 0.92%
Equity Fund - 0.92%
Industrial Select Sector SPDR® Fund(c)	17,667	1,281,564
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,334,171)		1,281,564
RIGHTS - 0.00%
Cubist Pharmaceuticals, Inc. CPR, Expires 07/01/2019(a)(e)(f)	34,500	0
TOTAL RIGHTS (Cost $0)		0

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 27.97%
Chemicals - 5.78%
Hexion, Inc.(c)	04/15/2020	6.625%	$1,444,000	$1,193,105
Hexion, Inc. / Hexion Nova Scotia Finance ULC(c)	11/15/2020	9.000%	633,000	297,510
Momentive Performance Materials, Inc.	10/24/2021	3.880%	2,118,000	2,268,908

Platform Specialty Products Corp.(c)(g)

	02/01/2022	6.500%	2,383,000	2,427,681
	12/01/2025	5.875%	1,887,000	1,839,825
				8,027,029
Commercial Services - 4.66%
LSC Communications, Inc.(g)	10/15/2023	8.750%	1,159,000	1,216,950
Nielsen Co. Luxembourg SARL (The)(c)(g)	10/01/2021	5.500%	2,326,000	2,334,001
Rent-A-Center, Inc.(c)	11/15/2020	6.625%	2,943,000	2,913,570
				6,464,521
Construction Materials - 1.66%
USG Corp.(c)(g)	06/01/2027	4.875%	2,297,000	2,299,871
Diversified Financial Services - 1.12%
Abe Investment Holdings, Inc./ Getty Images, Inc.(c)(g)	10/16/2020	10.500%	1,513,000	1,550,825

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2018

The Arbitrage Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2018 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 27.97% (Continued)
Engineering & Construction - 2.47%
Engility Corp.	09/01/2024	8.875%	$3,174,000	$3,423,952
Healthcare - Products - 3.80%
DJO Finance LLC/ DJO Finance Corp.(g)	06/15/2021	8.125%	2,663,000	2,759,534
Universal Hospital Services, Inc.(c)	08/15/2020	7.625%	2,508,000	2,508,000
				5,267,534
Lodging - 2.16%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.	12/01/2024	6.125%	1,080,000	1,078,650
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.(g)	11/15/2021	6.750%	1,878,000	1,924,950
				3,003,600
Machinery - Construction & Mining - 1.01%
Vertiv Group Corp.(g)	10/15/2024	9.250%	1,444,000	1,407,900
Oil & Gas - 2.40%
Resolute Energy Corp.	05/01/2020	8.500%	586,000	590,688
Trinidad Drilling Ltd.(g)	02/15/2025	6.625%	2,717,000	2,745,529
				3,336,217
Retail - 2.91%
GameStop Corp.(c)(g)	03/15/2021	6.750%	4,010,000	4,040,075
Telecommunications - 0.00%
Avaya, Inc.(e)(f)(g)(h)	04/01/2019	7.000%	6,579,000	0
Avaya, Inc.(e)(f)(g)(h)	03/01/2021	10.500%	1,583,000	0
				—
TOTAL CORPORATE BONDS & NOTES (Cost $39,599,128)				38,821,524
CONVERTIBLE CORPORATE BONDS - 1.98%
Aerospace & Defense - 1.98%
Arconic, Inc.(c)	10/15/2019	1.625%	2,736,000	2,741,122
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $2,779,869)				2,741,122

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2018 (Unaudited)

	Shares	Value
MUTUAL FUNDS - 2.91%
Altaba, Inc.(a)(c)	61,570	$4,038,376
TOTAL MUTUAL FUNDS (Cost $3,779,914)		4,038,376
WARRANTS - 0.01%
Telecommunications - 0.01%
Avaya Holdings Corp., Exercise Price $25.55, Expires 12/15/2022(a)(f)(h)	5,832	11,664
TOTAL WARRANTS (Cost $0)		11,664

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.07%
Call Options Purchased - 0.00%
Macerich Co.	01/2019	$57.50	$1,066,148	212	$4,770
United Rentals, Inc.	12/2018	150.00	491,946	42	840
TOTAL CALL OPTIONS PURCHASED (Cost $38,769)					5,610
Put Options Purchased - 0.07%
Herc Holdings, Inc.	01/2019	30.00	249,690	70	4,375
Papa John's International, Inc.	01/2019	47.50	1,002,991	209	53,817
Sodastream International Ltd.
	01/2019	120.00	43,095	3	30
	01/2019	125.00	86,190	6	60
Twenty-First Century Fox, Inc.
	01/2019	35.00	1,929,330	390	4,875
	01/2019	36.00	3,789,402	766	9,575
	01/2019	37.00	1,132,863	229	2,863
	01/2019	38.00	44,523	9	113
	01/2019	40.00	1,068,552	216	2,160
	04/2019	40.00	163,251	33	660
Walt Disney Co. (The)	01/2019	105.00	196,333	17	1,020
Wyndham Hotels & Resorts, Inc.	02/2019	45.00	526,365	105	13,912
TOTAL PUT OPTIONS PURCHASED (Cost $141,713)					93,460
TOTAL PURCHASED OPTIONS (Cost $180,482)					99,070

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2018

The Arbitrage Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2018 (Unaudited)

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 25.24%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Class	2.075	%(i)	17,514,274	$17,514,274
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.168	%(i)	17,514,273	17,514,273
				35,028,547
TOTAL SHORT-TERM INVESTMENTS (Cost $35,028,547)				35,028,547
Total Investments - 110.26% (Cost $153,107,998)				153,030,274
Liabilities in Excess of Other Assets - (10.26)%(j)				(14,240,905)
NET ASSETS - 100.00%				$138,789,369

Portfolio Footnotes

(a)  Non-income-producing security.

(b)  Underlying security for a written/purchased call/put option.

(c)  Security, or a portion of security, is being held as collateral for short sales, swap contracts, written option contracts or forward foreign currency exchange contracts. At November 30, 2018, the aggregate market value of those securities was $41,896,483, representing 30.19% of net assets.

(d)  Less than 0.005% of net assets.

(e)  Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of November 30, 2018, the total market value of these securities was $1,903,176, representing 1.37% of net assets.

(f)  Security considered illiquid. On November 30, 2018, the total market value of these securities was $1,914,840, representing 1.38% of net assets.

(g)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2018, these securities had a total value of $24,547,141 or 17.69% of net assets.

(h)  Security in default on interest payments.

(i)  Rate shown is the 7-day effective yield as of November 30, 2018.

(j)  Includes cash which is being held as collateral for short sales and written option contracts.

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2018 (Unaudited)

Securities are determined to be illiquid under the procedures approved by the Funds' Board of Trustees. Information related to the Fund's illiquid securities as of November 30, 2018 is as follows:

Date of Purchase	Security	Cost	Value	% of Net Assets
12/15/2017	Avaya Holdings Corp., Exercise Price $25.55	$—	$11,664	0.01%
10/13/2016	Avaya, Inc.	—	—	0.00
08/03/2017	Avaya, Inc.	—	—	0.00
12/12/2011	Cubist Pharmaceuticals, Inc. CPR	—	—	0.00
11/29/2016	Starz, Class A	1,544,348	1,903,176	1.37
			$1,914,840	1.38%

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (17.69%)
Auto Parts & Equipment - (0.54%)
Autoliv, Inc.	(8,730)	$(749,994)
Banks - (0.61%)
Cadence Bancorp, Class A	(40,998)	(840,869)
Chemicals - (0.57%)
Linde Plc	(5,001)	(795,409)
Commercial Services - (1.32%)
Arlo Technologies, Inc.	(25,637)	(308,413)
LSC Communications, Inc.	(49,461)	(495,599)
Sabre Corp.	(15,487)	(396,003)
United Rentals, Inc.	(5,425)	(635,430)
		(1,835,445)
Healthcare - Services - (1.09%)
Cigna Corp.	(6,740)	(1,505,581)
Internet - (2.51%)
Alibaba Group Holding Ltd., Sponsored ADR	(21,623)	(3,478,276)
Lodging - (1.09%)
Choice Hotels International, Inc.	(8,356)	(650,682)
Hilton Worldwide Holdings, Inc.	(8,720)	(658,709)
Marriott International, Inc., Class A	(1,703)	(195,896)
		(1,505,287)
Media - (2.52%)
Discovery, Inc., Class A	(29,445)	(904,550)
Walt Disney Co. (The)	(22,459)	(2,593,790)
		(3,498,340)
Miscellaneous Manufacturing - (1.04%)
Dover Corp.	(17,068)	(1,448,903)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2018

The Arbitrage Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2018 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (17.69%) (Continued)
Oil & Gas - (1.28%)
Diamondback Energy, Inc.	(16,138)	$(1,781,312)
Pharmaceuticals - (2.28%)
CVS Health Corp.	(21,902)	(1,756,540)
Takeda Pharmaceutical Co. Ltd.	(15,000)	(559,800)
Takeda Pharmaceutical Co. Ltd., (Tokyo Exchange)	(22,655)	(849,201)
		(3,165,541)
Software - (0.62%)
athenahealth, Inc.	(4,023)	(535,461)
salesforce.com, Inc.	(681)	(97,220)
ServiceNow, Inc.	(559)	(103,566)
Workday, Inc., Class A	(746)	(122,344)
		(858,591)
Transportation - (0.71%)
CSX Corp.	(13,637)	(990,455)
Trucking & Leasing - (1.51%)
GATX Corp.	(21,017)	(1,755,130)
Greenbrier Cos., Inc. (The)	(7,043)	(344,473)
		(2,099,603)
TOTAL COMMON STOCKS (Proceeds $24,870,914)		(24,553,606)
EXCHANGE-TRADED FUNDS - (1.26%)
Equity Funds - (1.26%)
Invesco QQQ Trust Series 1	(2,006)	(339,756)
iShares® Russell 2000 Value ETF	(11,439)	(1,407,684)
		(1,747,440)
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $1,819,290)		(1,747,440)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - (0.73%)
Lodging - (0.73%)
Wyndham Destinations, Inc.	03/01/2023	3.900%	$(1,080,000)	$(1,018,910)
TOTAL CORPORATE BONDS (Proceeds $1,021,568)				(1,018,910)
TOTAL SECURITIES SOLD SHORT (Proceeds $27,711,772)				$(27,319,956)

See Notes to Financial Statements.

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The Arbitrage Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2018 (Unaudited)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
Sodastream International Ltd.	01/2019	$145.00	$(129,285)	(9)	$(90)
Twenty-First Century Fox, Inc.
	12/2018	48.00	(875,619)	(177)	(31,860)
	12/2018	49.00	(197,880)	(40)	(5,200)
	01/2019	50.00	(163,251)	(33)	(1,898)
Wyndham Hotels & Resorts, Inc.	12/2018	55.00	(526,365)	(105)	(1,575)
TOTAL WRITTEN CALL OPTIONS (Premiums received $22,637)					(40,623)
Written Put Options
Wyndham Hotels & Resorts, Inc.	02/2019	40.00	(526,365)	(105)	(4,462)
TOTAL WRITTEN PUT OPTIONS (Premiums received $7,137)					(4,462)
TOTAL WRITTEN OPTIONS (Premiums received $29,774)					$(45,085)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount	Unrealized Appreciation
Morgan Stanley & Co./ Monthly	Air Liquide SA	Paid 1 Month- EUR LIBOR plus 50 bps (0.131%)	10/14/2019	$—	$—	$—	$(336,156)	$—
Morgan Stanley & Co./ Monthly	RPC Group Plc	Paid 1 Month- GBP LIBOR plus 150 bps (2.226%)	10/31/2019	—	—	2,098	(368,251)	2,098
						$2,098	$(704,407)	$2,098

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2018

The Arbitrage Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2018 (Unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
EUR	49,100	USD	55,634	Goldman Sachs & Co.	12/14/2018	$125
USD	3,571,600	EUR	3,152,100	Goldman Sachs & Co.	12/14/2018	86,652
USD	3,765,555	GBP	2,953,600	Goldman Sachs & Co.	12/14/2018	84,562
USD	680,493	NOK	5,846,200	Goldman Sachs & Co.	12/14/2018	13,831
						$185,170
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
EUR	2,034,600	USD	2,305,377	Goldman Sachs & Co.	12/14/2018	$(44,231)
EUR	607,300	USD	688,123	Morgan Stanley & Co.	12/14/2018	(19,189)
GBP	2,953,600	USD	3,765,555	Goldman Sachs & Co.	12/14/2018	(120,130)
NOK	5,846,200	USD	680,493	Goldman Sachs & Co.	12/14/2018	(33,741)
						$(217,291)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
Israel	4.63%
Canada	2.12%
Luxembourg	1.68%
United Kingdom	1.13%
Bermuda	0.98%
Germany	0.38%
United States	99.34%
Liabilities in Excess of Other Assets	(10.26)%
100.00%

(a)  These percentages represent long positions only and are not net of short positions.

Abbreviations:

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CPR - Conditional Prepayment Rate

ETF - Exchange-Traded Fund

EUR - Euro

EUR LIBOR - London Interbank Offered Rate denominated in Euro

GBP - British pound

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

See Notes to Financial Statements.

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The Arbitrage Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2018 (Unaudited)

Ltd. - Limited

NOK - Norwegian krone

NVDR - Non-Voting Depository Receipt

Plc - Public Limited Company

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

SARL - Société Anonyme à Responsabilité Limitée is the French term for limited liability company

SPDR - Standard & Poor's Depositary Receipt

ULC - Unlimited Liability Company

USD - United States Dollar

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2018

The Arbitrage Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2018 (Unaudited)

The following table summarizes The Arbitrage Event-Driven Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2018:

Investments in Securities at Value*	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Aerospace & Defense	$1,653,197	$—	$—		$1,653,197
Auto Parts & Equipment	648,522	—	—		648,522
Banks	851,766	—	—		851,766
Biotechnology	3,979,747	—	—		3,979,747
Chemicals	395,740	—	—		395,740
Commercial Services	4,526,157	—	—		4,526,157
Diversified Financial Services	86	—	—		86
Gas	4,436,278	—	—		4,436,278
Healthcare - Products	2,479,698	—	—		2,479,698
Home Furnishings	6,419,288	—	—		6,419,288
Insurance	1,357,771	—	—		1,357,771
Internet	697,900	—	—		697,900
Lodging	2,417,720	—	—		2,417,720
Media	8,358,233	328,854	1,903,176		10,590,263
Miscellaneous Manufacturing	3,248,890	—	—		3,248,890
Office/Business Equip	2,273,206	—	—		2,273,206
Oil & Gas	2,411,544	—	—		2,411,544
Pharmaceuticals	4,966,249	—	—		4,966,249
Real Estate Investment Trusts	5,448,785	—	—		5,448,785
Retail	1,002,991	—	—		1,002,991
Semiconductors	1,046,003	—	—		1,046,003
Software	6,760,835	—	—		6,760,835
Telecommunications	2,615,489	—	—		2,615,489
Transportation	780,282	—	—		780,282
Exchange-Traded Funds	1,281,564	—	—		1,281,564
Rights	—	—	0	**	—
Corporate Bonds
Chemicals	—	8,027,029	—		8,027,029
Commercial Services	—	6,464,521	—		6,464,521
Construction Materials	—	2,299,871	—		2,299,871
Diversified Financial Services	—	1,550,825	—		1,550,825
Engineering & Construction	—	3,423,952	—		3,423,952
Healthcare - Products	—	5,267,534	—		5,267,534
Lodging	—	3,003,600	—		3,003,600
Machinery - Construction & Mining	—	1,407,900	—		1,407,900
Oil & Gas	—	3,336,217	—		3,336,217
Retail	—	4,040,075	—		4,040,075
Telecommunications	—	—	0	**	—
Convertible Corporate Bonds***	—	2,741,122	—		2,741,122
Mutual Funds	4,038,376	—	—		4,038,376
Warrants	—	11,664	—		11,664
Purchased Options	99,070	—	—		99,070
Short-Term Investments	35,028,547	—	—		35,028,547
TOTAL	$109,223,934	$41,903,164	$1,903,176		$153,030,274
See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Event-Driven Fund  Portfolio of Investments (continued)

November 30, 2018 (Unaudited)

Other Financial Instruments****	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Exchange Contracts	$—	$185,170	$—	$185,170
Equity Swaps	2,098	—	—	2,098
Liabilities
Common Stocks***	(24,553,606)	—	—	(24,553,606)
Exchange-Traded Funds	(1,747,440)	—	—	(1,747,440)
Corporate Bonds***	—	(1,018,910)	—	(1,018,910)
Written Options	(45,085)	—	—	(45,085)
Forward Foreign Currency Exchange Contracts	—	(217,291)	—	(217,291)
TOTAL	$(26,344,033)	$(1,051,031)	$—	$(27,395,064)

*  Refer to Note 2 of the Notes to Financial Statements where leveling hierarchy is defined.

**  Includes securities valued at $0 using unobservable inputs.

***  Refer to Portfolio of Investments for sector information.

****  Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund's assets and liabilities during the period ended November 30, 2018:

Investments in Securities	Balance as of May 31, 2018	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2018	Net change in Unrealized Appreciation (Depreciation) included in the Statement of Operations attributable to Level 3 investments held at November 30, 2018
Common Stock	$3,934,158	$243,732	$400,322	$—	$(2,675,036)	$—	$—	$1,903,176	$410,772
Rights	0	—	—		—	—	—	—	—
Total	$3,934,158	$243,732	$400,322	$—	$(2,675,036)	$—	$—	$1,903,176	$410,772

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of November 30, 2018:

Investments in Securities	Fair Value at November 30, 2018	Valuation Technique	Unobservable Input	Range of Values	Weighted Average
Common Stocks	$1,903,176	Deal Value	Final determination on Dissent	41.84	$41.84
Rights	—	Discounted, probability adjusted value	Discount Rate, Probability	10%, 0%	0

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2018

The Water Island Credit Opportunities Fund  Portfolio Information

November 30, 2018 (Unaudited)

Performance (annualized returns as of November 30, 2018)

	One Year	Five Year	Ten Year	Since Inception*
Water Island Credit Opportunities Fund, Class R	2.86%	1.50%	N/A	2.14%
Water Island Credit Opportunities Fund, Class I	3.14%	1.76%	N/A	2.37%
Water Island Credit Opportunities Fund, Class C**	2.17%	0.76%	N/A	1.42%
Water Island Credit Opportunities Fund, Class A***	2.84%	1.49%	N/A	1.95%
ICE BofA Merrill Lynch 3-Month Treasury Bill	1.80%	0.59%	N/A	0.50%
Bloomberg Barclays US Aggregate Bond Index	-1.34%	2.03%	N/A	1.44%
ICE BofA Merrill Lynch High Yield Master II Index	0.22%	4.40%	N/A	5.20%

Current performance may be higher or lower than performance quoted above. Any performance data quoted represents past performance and the investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns shown above include the reinvestment of all dividends and capital gains. Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from the amount reported in the Financial Highlights. Contractual fee waivers are currently in effect. Without such fee waivers, performance numbers would be reduced. You can obtain performance data current to the most recent month end by calling 1-800-295-4485 or going to www.arbitragefunds.com.

* Class R, Class I and Class C inception: 10/1/12; Class A inception: 6/1/13. The Since Inception Returns for securities indices are for the inception date of Class R, Class I and Class C shares.

** Class C shares are subject to a 1.00% contingent deferred sales charge on all purchases redeemed in 12 months of purchase.

*** Class A shares are subject to a maximum front-end sales load of 3.25% on purchases up to $500,000. The shares are also subject to a deferred sales charge of up to 1.00% on purchases of $500,000 or more purchased without a front-end sales load and redeemed within 18 months of purchase. Effective June 30, 2018, Class A shares are sold subject to a maximum front-end sales load equal to 3.25% of the offering price and are also subject to a 1.00% contingent deferred sales load on purchases at or above $500,000 made prior to June 30, 2018 and on purchases at or above $250,000 made after June 30, 2018 (determined on a first-in, first-out basis), purchased without a front-end sales charge and redeemed within 18 months of purchase.

The Total Annual Fund Operating Expenses for Class R, Class I, Class C and Class A are 2.24%, 1.99%, 2.99% and 2.24%, respectively. The Adviser has agreed to waive fees (not including the effects of interest, dividends on short positions, brokerage commissions, acquired fund fees and expenses, taxes, or other extraordinary expenses) in excess of 1.23%, 0.98%, 1.98% and 1.23% for Class R, Class I, Class C and Class A, respectively, until at least September 30, 2020. These expense ratios are as stated in the current prospectus and may differ from the expense ratios disclosed in the financial highlights in this report.

The ICE Bank of America (BofA) Merrill Lynch U.S. 3-Month Treasury Bill Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

The Bloomberg Barclays U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more.

The ICE BofA Merrill Lynch High Yield Master II Index is an unmanaged index comprised of over 1,200 high yield bonds representative of high yield bond markets as a whole.

An investor may not invest directly in an index.

www.arbitragefunds.com | 1-800-295-4485

The Water Island Credit Opportunities Fund  Portfolio Information (continued)

November 30, 2018 (Unaudited)

Growth of $10,000 Investment

The chart represents historical performance of a hypothetical investment of $10,000 in the Class R shares of the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Sector Weighting

The following chart shows the sector weightings of The Water Island Credit Opportunities Fund investments (including short sales and excluding derivatives) as of the report date.

Semi-Annual Report | November 30, 2018

The Water Island Credit Opportunities Fund  Portfolio of Investments

November 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.96%
Commercial Services - 0.73%
Quad/Graphics, Inc.	24,448	$400,458
Computers & Computer Services - 0.23%
Engility Holdings, Inc.(a)	4,000	125,080
TOTAL COMMON STOCKS (Cost $549,825)		525,538

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 68.31%
Aerospace & Defense - 4.39%
Arconic, Inc.	08/15/2020	6.150%	$115,000	$118,442
KLX, Inc.(b)(c)	12/01/2022	5.875%	2,230,000	2,295,506
				2,413,948
Chemicals - 8.75%
Hexion, Inc.	04/15/2020	6.625%	238,000	196,648
Hexion, Inc. / Hexion Nova Scotia Finance ULC	11/15/2020	9.000%	110,000	51,700
Momentive Performance Materials, Inc.	10/24/2021	3.880%	1,565,000	1,676,506
Platform Specialty Products Corp.(b)(c)	02/01/2022	6.500%	1,580,000	1,609,625
Platform Specialty Products Corp.(b)	12/01/2025	5.875%	1,316,000	1,283,100
				4,817,579
Commercial Services - 8.66%
LSC Communications, Inc.(b)	10/15/2023	8.750%	917,000	962,850
Nielsen Co. Luxembourg SARL (The)(b)(c)	10/01/2021	5.500%	1,844,000	1,850,343
Rent-A-Center, Inc.	11/15/2020	6.625%	1,973,000	1,953,270
				4,766,463
Construction Materials - 2.56%
USG Corp.(b)(c)	06/01/2027	4.875%	1,409,000	1,410,761
Diversified Financial Services - 2.08%
Abe Investment Holdings, Inc. / Getty Images, Inc.(b)	10/16/2020	10.500%	1,117,000	1,144,925
Engineering & Construction - 3.95%
Engility Corp.(c)	09/01/2024	8.875%	2,015,000	2,173,681

See Notes to Financial Statements.

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The Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2018 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 68.31% (Continued)
Entertainment - 3.59%
Scientific Games International, Inc.(c)	12/01/2022	10.000%	$1,905,000	$1,977,390
Healthcare - Products - 7.00%
DJO Finance LLC/ DJO Finance Corp.(b)	06/15/2021	8.125%	2,000,000	2,072,500
Universal Hospital Services, Inc.	08/15/2020	7.625%	1,777,000	1,777,000
				3,849,500
Lodging - 4.83%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.	12/01/2024	6.125%	995,000	993,756
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.(b)	11/15/2021	6.750%	1,623,000	1,663,575
				2,657,331
Machinery - Construction & Mining - 1.89%
Vertiv Group Corp.(b)	10/15/2024	9.250%	1,067,000	1,040,325
Metal Fabricate & Hardware - 3.50%
Novelis Corp.(b)(c)	09/30/2026	5.875%	2,063,000	1,923,748
Mining - 3.59%
Aleris International, Inc.(b)(c)	07/15/2023	10.750%	1,901,000	1,977,040
Oil & Gas - 6.06%
Resolute Energy Corp.	05/01/2020	8.500%	1,500,000	1,512,000
Trinidad Drilling Ltd.(b)	02/15/2025	6.625%	1,806,000	1,824,963
				3,336,963
Retail - 2.66%
GameStop Corp.(b)(c)	03/15/2021	6.750%	1,451,000	1,461,883
Software - 4.80%
Dun & Bradstreet Corp. (The)	12/01/2022	4.625%	513,000	521,731
TIBCO Software, Inc.(b)(c)	12/01/2021	11.375%	2,000,000	2,117,500
				2,639,231
Telecommunications - 0.00%
Avaya, Inc.(b)(d)(e)(f)	04/01/2019	7.000%	3,809,000	0
Avaya, Inc.(b)(d)(e)(f)	03/01/2021	10.500%	986,000	0
				—
TOTAL CORPORATE BONDS & NOTES (Cost $38,012,871)				37,590,768

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2018

The Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2018 (Unaudited)

	Maturity Date	Rate	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS - 18.29%
Aerospace & Defense - 3.95%
Arconic, Inc.	10/15/2019	1.625%	$2,172,000	$2,176,066
Pharmaceuticals - 4.25%
Corium International, Inc.(b)	03/15/2025	5.000%	1,500,000	1,496,250
Paratek Pharmaceuticals, Inc.(b)	05/01/2024	4.750%	985,000	842,782
				2,339,032
Semiconductors - 9.71%
Integrated Device Technology, Inc.	11/15/2022	0.875%	1,000,000	1,529,577
NXP Semiconductors N.V.	12/01/2019	1.000%	1,500,000	1,547,855
Rovi Corp.	03/01/2020	0.500%	1,000,000	948,019
Synaptics, Inc.	06/15/2022	0.500%	1,500,000	1,319,226
				5,344,677
Telecommunications - 0.38%
Gogo, Inc.	03/01/2020	3.750%	220,000	207,316
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $10,137,458)				10,067,091

	Shares	Value
WARRANTS - 0.01%
Telecommunications - 0.01%
Avaya Holdings Corp., Exercise Price $25.55, Expires 12/15/2022(a)(d)(f)	3,171	$6,342
TOTAL WARRANTS (Cost $0)		6,342

	Maturity Date	Rate	Principal Amount	Value
U.S. TREASURY & GOVERNMENT AGENCIES - 0.93%
Sovereign - 0.93%
U.S. Treasury Bond	02/15/2048	3.000%	$544,100	$512,538
TOTAL U.S. TREASURY & GOVERNMENT AGENCIES (Cost $539,225)				512,538

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2018 (Unaudited)

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 12.27%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Class	2.075	%(g)	3,375,182	$3,375,182
State Street Institutional U.S. Government Money Market Fund, Premium Class	2.168	%(g)	3,375,182	3,375,182
				6,750,364
TOTAL SHORT-TERM INVESTMENTS (Cost $6,750,364)				6,750,364
Total Investments - 100.77% (Cost $55,989,743)				55,452,641
Liabilities in Excess of Other Assets - (0.77)%(h)				(422,764)
NET ASSETS - 100.00%				$55,029,877

Portfolio Footnotes

(a)  Non-income-producing security.

(b)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2018, these securities had a total value of $26,977,676 or 49.02% of net assets.

(c)  Security, or a portion of security, is being held as collateral for short sales or forward foreign currency exchange contracts. At November 30, 2018, the aggregate market value of those securities was $14,785,847, representing 26.87% of net assets.

(d)  Security in default on interest payments.

(e)  Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of November 30, 2018, the total market value of these securities was $0, representing 0.0% of net assets.

(f)  Security considered illiquid. On November 30, 2018, the total market value of these securities was $6,342, representing 0.01% of net assets.

(g)  Rate shown is the 7-day effective yield as of November 30, 2018.

(h)  Includes cash which is being held as collateral for short sales and written option contracts.

Securities are determined to be illiquid under the procedures approved by the Funds' Board of Trustees. Information related to the Fund's illiquid securities as of November 30, 2018 is as follows:

Date of Purchase	Security	Cost	Value	% of Net Assets
12/15/2017 Avaya Holdings Corp.,	Exercise Price $25.55	$—	$6,342	0.01%
12/15/2017	Avaya, Inc.	—	—	0.00
12/15/2017	Avaya, Inc.	—	—	0.00
			$6,342	0.01%

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2018

The Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2018 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (4.72%)
Commercial Services - (0.71%)
LSC Communications, Inc.	(39,133)	$(392,113)
Pharmaceuticals - (0.50%)
Paratek Pharmaceuticals, Inc.	(36,100)	(273,277)
Semiconductors - (3.51%)
Integrated Device Technology, Inc.	(25,400)	(1,217,676)
NXP Semiconductors N.V.	(4,400)	(366,828)
Synaptics, Inc.	(9,100)	(349,986)
		(1,934,490)
TOTAL COMMON STOCKS (Proceeds $2,592,664)		(2,599,880)
EXCHANGE-TRADED FUNDS - (4.10%)
Debt Fund - (4.10%)
SPDR Bloomberg Barclays High Yield Bond ETF	(65,000)	(2,257,450)
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $2,320,892)		(2,257,450)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - (2.84%)
Food - (1.13%)
JM Smucker Co. (The)	03/15/2045	4.375%	$(712,000)	$(621,185)
Lodging - (1.71%)
Wyndham Destinations, Inc.	03/01/2023	3.900%	(995,000)	(938,718)
TOTAL CORPORATE BONDS (Proceeds $1,620,044)				(1,559,903)
TOTAL SECURITIES SOLD SHORT (Proceeds $6,533,600)				$(6,417,233)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	847,661	EUR	748,100	Goldman Sachs & Co.	12/14/2018	$23,789
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
EUR	748,100	USD	847,661	Goldman Sachs & Co.	12/14/2018	$(22,229)

See Notes to Financial Statements.

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The Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2018 (Unaudited)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
Luxembourg	3.36%
Canada	3.31%
Netherlands	2.81%
United States	91.29%
Liabilities in Excess of Other Assets	(0.77)%
100.00%

(a)  These percentages represent long positions only and are not net of short positions.

Abbreviations:

ETF - Exchange-Traded Fund

EUR - Euro

EUR LIBOR - London Interbank Offered Rate denominated in Euro

LLC - Limited Liability Company

Ltd. - Limited

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

SARL - Société Anonyme à Responsabilité Limitée is the French term for limited liability company

SPDR - Standard & Poor's Depositary Receipt

ULC - Unlimited Liability Company

USD - United States Dollar

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2018

The Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2018 (Unaudited)

The following table summarizes The Arbitrage Credit Opportunities Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2018:

Investments in Securities at Value*	Level 1	Level 2	Level 3		Total
Assets
Common Stocks**	$525,538	$—	$—		$525,538
Corporate Bonds
Aerospace & Defense	—	2,413,948	—		2,413,948
Chemicals	—	4,817,579	—		4,817,579
Commercial Services	—	4,766,463	—		4,766,463
Construction Materials	—	1,410,761	—		1,410,761
Diversified Financial Services	—	1,144,925	—		1,144,925
Engineering & Construction	—	2,173,681	—		2,173,681
Entertainment	—	1,977,390	—		1,977,390
Healthcare - Products	—	3,849,500	—		3,849,500
Lodging	—	2,657,331	—		2,657,331
Machinery - Construction & Mining	—	1,040,325	—		1,040,325
Metal Fabricate & Hardware	—	1,923,748	—		1,923,748
Mining	—	1,977,040	—		1,977,040
Oil & Gas	—	3,336,963	—		3,336,963
Retail	—	1,461,883	—		1,461,883
Software	—	2,639,231	—		2,639,231
Telecommunications	—	—	0	***	—
Convertible Corporate Bonds**	—	10,067,091	—		10,067,091
Warrants	—	6,342	—		6,342
U.S. Treasury & Government Agencies	—	512,538	—		512,538
Short-Term Investments	6,750,364	—	—		6,750,364
TOTAL	$7,275,902	$48,176,739	$0		$55,452,641
Other Financial Instruments****
Assets
Forward Foreign Currency Exchange Contracts	$—	$23,789	$—		$23,789
Liabilities
Common Stocks**	(2,599,880)	—	—		(2,599,880)
Exchange-Traded Funds	(2,257,450)	—	—		(2,257,450)
Corporate Bonds**	—	(1,559,903)	—		(1,559,903)
Forward Foreign Currency Exchange Contracts	—	(22,229)	—		(22,229)
TOTAL	$(4,857,330)	$(1,558,343)	$—		$(6,415,673)

*  Refer to Note 2 of the Notes to Financial Statements where leveling hierarchy is defined.

**  Refer to Portfolio of Investments for sector information.

***  Includes securities valued at $0 using unobservable inputs.

****  Other financial instruments are instruments such as securities sold short and forward foreign currency exchange contracts.

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

November 30, 2018 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund's assets and liabilities during the period ended November 30, 2018:

Investments in Securities	Balance as of May 31, 2018	Change in Unrealized Depreciation	Purchases	Sales Proceeds	Amortization Premium/ Discount	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2018	Net change in Unrealized Depreciation included in the Statement of Operations attributable to Level 3 investments held at November 30, 2018
Corporate Bonds	$0	$—	$—	$—	$—	$—	$—	$0	$—
Total	$0	$—	$—	$—	$—	$—	$—	$0	$—

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2018

The Arbitrage Tactical Equity Fund  Portfolio Information

November 30, 2018 (Unaudited)

Performance (annualized returns as of November 30, 2018)

	One Year	Five Year	Ten Year	Since Inception*
Arbitrage Tactical Equity Fund, Class R	-2.19%	N/A	N/A	-0.25%
Arbitrage Tactical Equity Fund, Class I	-2.19%	N/A	N/A	-0.25%
Arbitrage Tactical Equity Fund, Class C**	-2.19%	N/A	N/A	-0.25%
Arbitrage Tactical Equity Fund, Class A***	-2.19%	N/A	N/A	-0.25%
ICE BofA Merrill Lynch 3-Month Treasury Bill	1.80%	N/A	N/A	0.74%
S&P 500®	6.27%	N/A	N/A	9.73%
HFRI Equity Hedge (Total) Index	-2.06%	N/A	N/A	3.49%
HFRI Event Driven Special Situations Index	1.33%	N/A	N/A	4.60%

Current performance may be higher or lower than performance quoted above. Any performance data quoted represents past performance and the investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns shown above include the reinvestment of all dividends and capital gains. Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from the amount reported in the Financial Highlights. Contractual fee waivers are currently in effect. Without such fee waivers, performance numbers would be reduced. You can obtain performance data current to the most recent month end by calling 1-800-295-4485 or going to www.arbitragefunds.com.

* Class R, Class I, Class C and Class A inception: 12/31/14.

** Class C shares are subject to a 1.00% contingent deferred sales charge on all purchases redeemed in 12 months of purchase.

*** Class A shares are subject to a maximum front-end sales load of 3.25% on purchases up to $500,000. The shares are also subject to a deferred sales charge of up to 1.00% on purchases of $500,000 or more purchased without a front-end sales load and redeemed within 18 months of purchase.

The Total Annual Fund Operating Expenses for Class R, Class I, Class C and Class A are 12.59%, 12.34%, 13.34% and 12.59%, respectively. The Adviser has agreed to waive fees (not including the effects of interest, dividends on short positions, brokerage commissions, acquired fund fees and expenses, taxes, or other extraordinary expenses) in excess of 1.69%, 1.44%, 2.44% and 1.69%, for Class R, Class I, Class C and Class A, respectively, until at least September 30, 2019. These expense ratios are as stated in the current prospectus and may differ from the expense ratios disclosed in the financial highlights in this report.

The ICE Bank of America (BofA) Merrill Lynch U.S. 3-Month Treasury Bill Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.

The S&P 500® Index is an unmanaged index consisting of 500 stocks.

The HFRI Equity Hedge (Total) Index employs various investment strategies to maintain positions both long and short in primarily equity and equity derivative securities.

The HFRI Event Driven Special Situations Index strategies employ an investment process primarily focused on opportunities in equity and equity related instruments of companies which are currently engaged in a corporate transaction, security issuance/repurchase, asset sales, division spin-off or other catalyst oriented situation.

An investor may not invest directly in an index.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Tactical Equity Fund  Portfolio Information (continued)

November 30, 2018 (Unaudited)

Growth of $10,000 Investment

The chart represents historical performance of a hypothetical investment of $10,000 in the Class R shares of the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Sector Weighting

The following chart shows the sector weightings of The Arbitrage Tactical Equity Fund's investments (including short sales and excluding derivatives) as of the report date.

Semi-Annual Report | November 30, 2018

The Arbitrage Tactical Equity Fund  Portfolio of Investments

November 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 43.74%
Auto Parts & Equipment - 0.92%
Lear Corp.(a)	36	$4,905
Magna International, Inc.(a)	118	5,885
Tenneco, Inc., Class A(a)	152	5,130
Visteon Corp.(a)(b)	53	3,912
		19,832
Chemicals - 0.57%
Air Products & Chemicals, Inc.(a)	76	12,226
Commercial Services - 5.58%
Herc Holdings, Inc.(a)(b)(c)	1,369	48,832
Nielsen Holdings Plc(a)	846	22,986
Travelport Worldwide Ltd.(a)	3,165	48,361
		120,179
Electronics - 1.56%
Sparton Corp.(a)(b)	2,343	33,646
Lodging - 3.46%
Wyndham Hotels & Resorts, Inc.(a)(c)	1,485	74,443
Media - 5.56%
CBS Corp., Class B, NVDR(a)	247	13,383
Kabel Deutschland Holding AG(a)	133	15,659
Starz, Class A(b)(d)	474	19,832
Tribune Publishing Co.(a)(b)	4,859	70,893
		119,767
Miscellaneous Manufacturing - 2.57%
Trinity Industries, Inc.(a)	2,318	55,238
Office/Business Equip - 2.17%
Xerox Corp.(a)	1,734	46,679
Pharmaceuticals - 7.83%
CVS Health Corp.	628	50,394
Express Scripts Holding Co.(a)(b)	603	61,186
McKesson Europe AG(a)	1,527	44,946
Paratek Pharmaceuticals, Inc.(a)(b)	1,575	11,923
		168,449
Real Estate Investment Trusts - 3.77%
Forest City Realty Trust, Inc., Class A	3,208	81,162
Retail - 2.23%
Papa John's International, Inc.(c)	1,000	47,990

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Tactical Equity Fund  Portfolio of Investments (continued)

November 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 43.74% (Continued)
Software - 4.29%
LiveRamp Holdings, Inc.(b)	1,953	$92,373
Telecommunications - 2.13%
NETGEAR, Inc.(a)(b)	827	45,816
Transportation - 1.10%
Norfolk Southern Corp.(a)	139	23,733
TOTAL COMMON STOCKS (Cost $958,782)		941,533
EXCHANGE-TRADED FUNDS - 1.78%
Equity Fund - 1.78%
Industrial Select Sector SPDR® Fund(a)	529	38,374
TOTAL EXCHANGE-TRADED FUNDS (Cost $39,927)		38,374

	Maturity Date	Rate	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS - 0.60%
Pharmaceuticals - 0.60%
Paratek Pharmaceuticals, Inc.(a)(f)	05/01/2024	4.750%	$15,000	$12,834
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $13,399)				12,834

	Shares	Value
MUTUAL FUNDS - 3.73%
Altaba, Inc.(a)(b)	1,225	$80,348
TOTAL MUTUAL FUNDS (Cost $70,087)		80,348

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(b) - 0.16%
Call Options Purchased - 0.01%
Macerich Co.	01/2019	$57.50	$35,203	7	$158
United Rentals, Inc.	12/2018	150.00	23,426	2	40
TOTAL CALL OPTIONS PURCHASED (Cost $1,611)					198
Put Options Purchased - 0.15%
Herc Holdings, Inc.	01/2019	30.00	10,701	3	188
Papa John's International, Inc.	01/2019	47.50	47,990	10	2,575

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2018

The Arbitrage Tactical Equity Fund  Portfolio of Investments (continued)

November 30, 2018 (Unaudited)

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(b) - 0.16% (Continued)
Put Options Purchased - 0.15% (Continued)
Wyndham Hotels & Resorts, Inc.	02/2019	$45.00	$15,039	3	$397
TOTAL PUT OPTIONS PURCHASED (Cost $2,666)					3,160
TOTAL PURCHASED OPTIONS (Cost $4,277)					3,358

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 51.54%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Class	2.075	%(g)	554,745	$554,745
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.168	%(g)	554,746	554,746
				1,109,491
TOTAL SHORT-TERM INVESTMENTS (Cost $1,109,491)				1,109,491
Total Investments - 101.55% (Cost $2,195,963)				2,185,938
Liabilities in Excess of Other Assets - (1.55)%(h)				(33,263)
NET ASSETS - 100.00%				$2,152,675

Portfolio Footnotes

(a)  Security, or a portion of security, is being held as collateral for short sales, swap contracts, written option contracts or forward foreign currency exchange contracts. At November 30, 2018, the aggregate market value of those securities was $708,285, representing 32.90% of net assets.

(b)  Non-income-producing security.

(c)  Underlying security for a written/purchased call/put option.

(d)  Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of November 30, 2018, the total market value of these securities was $19,832, representing 0.92% of net assets.

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Tactical Equity Fund  Portfolio of Investments (continued)

November 30, 2018 (Unaudited)

(f)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2018, these securities had a total value of $12,834 or 0.60% of net assets.

(g)  Rate shown is the 7-day effective yield as of November 30, 2018.

(h)  Includes cash which is being held as collateral for short sales and written option contracts.

Securities are determined to be illiquid under the procedures approved by the Funds' Board of Trustees. Information related to the Fund's illiquid securities as of November 30, 2018 is as follows:

Date of Purchase	Security	Cost	Value	% of Net Assets
11/29/2016	Starz, Class A	$16,093	$19,832	0.92%

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (20.79%)
Auto Parts & Equipment - (1.06%)
Autoliv, Inc.	(266)	$(22,852)
Chemicals - (1.15%)
Linde Plc	(155)	(24,653)
Commercial Services - (2.18%)
Arlo Technologies, Inc.	(449)	(5,401)
Sabre Corp.	(476)	(12,171)
United Rentals, Inc.	(251)	(29,400)
		(46,972)
Healthcare - Services - (1.51%)
Cigna Corp.	(145)	(32,390)
Internet - (3.21%)
Alibaba Group Holding Ltd., Sponsored ADR	(430)	(69,170)
Lodging - (2.14%)
Choice Hotels International, Inc.	(257)	(20,013)
Hilton Worldwide Holdings, Inc.	(267)	(20,169)
Marriott International, Inc., Class A	(52)	(5,981)
		(46,163)
Media - (1.30%)
Discovery, Inc., Class A	(910)	(27,955)
Miscellaneous Manufacturing - (2.02%)
Dover Corp.	(511)	(43,379)
Pharmaceuticals - (2.34%)
CVS Health Corp.	(628)	(50,366)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2018

The Arbitrage Tactical Equity Fund  Portfolio of Investments (continued)

November 30, 2018 (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (20.79%) (Continued)
Software - (0.46%)
salesforce.com, Inc.	(21)	$(2,998)
ServiceNow, Inc.	(17)	(3,150)
Workday, Inc., Class A	(23)	(3,772)
		(9,920)
Transportation - (1.40%)
CSX Corp.	(416)	(30,214)
Trucking & Leasing - (2.02%)
GATX Corp.	(435)	(36,327)
Greenbrier Cos., Inc. (The)	(146)	(7,141)
		(43,468)
TOTAL COMMON STOCKS (Proceeds $455,186)		(447,502)
EXCHANGE-TRADED FUNDS - (1.30%)
Equity Fund - (1.30%)
iShares® Russell 2000 Value ETF	(228)	(28,058)
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $29,764)		(28,058)
TOTAL SECURITIES SOLD SHORT (Proceeds $484,950)		$(475,560)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
Wyndham Hotels & Resorts, Inc.	12/2018	$55.00	$(15,039)	(3)	$(45)
TOTAL WRITTEN CALL OPTIONS (Premiums received $201)					(45)
Written Put Options
Wyndham Hotels & Resorts, Inc.	02/2019	40.00	(15,039)	(3)	(128)
TOTAL WRITTEN PUT OPTIONS (Premiums received $204)					(128)
TOTAL WRITTEN OPTIONS (Premiums received $405)					$(173)

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Tactical Equity Fund  Portfolio of Investments (continued)

November 30, 2018 (Unaudited)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/ Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount	Unrealized Appreciation
Morgan Stanley & Co. / Monthly	Air Liquide SA	Paid 1 Month- EUR LIBOR plus 50 bps (0.131%)	10/14/2019	$—	$—	$—	$(10,462)	$—
Morgan Stanley & Co. / Monthly	RPC Group Plc	Paid 1 Month- GBP LIBOR plus 150 bps (2.211%)	10/31/2019	—	—	36	(11,412)	36
						$36	$(21,874)	$36

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
EUR	860	USD	974	Goldman Sachs & Co.	12/14/2018	$2
USD	99,937	EUR	88,200	Goldman Sachs & Co.	12/14/2018	2,440
USD	9,943	GBP	7,800	Goldman Sachs & Co.	12/14/2018	262
						$2,704
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
EUR	34,240	USD	38,795	Goldman Sachs & Co.	12/14/2018	$(274)
GBP	7,800	USD	9,944	Goldman Sachs & Co.	12/14/2018	(172)
						$(446)

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2018

The Arbitrage Tactical Equity Fund  Portfolio of Investments (continued)

November 30, 2018 (Unaudited)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
Germany	2.82%
United Kingdom	2.24%
Canada	0.27%
United States	96.22%
Liabilities in Excess of Other Assets	(1.55)%
100.00%

(a)  These percentages represent long positions only and are not net of short positions.

Abbreviations:

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

ETF - Exchange-Traded Fund

EUR - Euro

EUR LIBOR - London Interbank Offered Rate denominated in Euro

GBP - British pound

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds

LIBOR - London Interbank Offered Rate

Ltd. - Limited

NVDR - Non-Voting Depository Receipt

Plc - Public Limited Company

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

SPDR - Standard & Poor's Depositary Receipt

USD - United States Dollar

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Tactical Equity Fund  Portfolio of Investments (continued)

November 30, 2018 (Unaudited)

The following table summarizes The Arbitrage Tactical Equity Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2018:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Auto Parts & Equipment	$19,832	$—	$—	$19,832
Chemicals	12,226	—	—	12,226
Commercial Services	120,179	—	—	120,179
Electronics	33,646	—	—	33,646
Lodging	74,443	—	—	74,443
Media	99,935	—	19,832	119,767
Miscellaneous Manufacturing	55,238	—	—	55,238
Office/Business Equip	46,679	—	—	46,679
Pharmaceuticals	168,449	—	—	168,449
Real Estate Investment Trusts	81,162	—	—	81,162
Retail	47,990	—	—	47,990
Software	92,373	—	—	92,373
Telecommunications	45,816	—	—	45,816
Transportation	23,733	—	—	23,733
Exchange-Traded Funds	38,374	—	—	38,374
Convertible Corporate Bonds**	—	12,834	—	12,834
Mutual Funds	80,348	—	—	80,348
Purchased Options	3,358	—	—	3,358
Short-Term Investments	1,109,491	—	—	1,109,491
TOTAL	$2,153,272	$12,834	$19,832	$2,185,938
Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$—	$2,704	$—	$2,704
Equity Swaps	36	—	—	36
Liabilities
Common Stocks**	(447,502)	—	—	(447,502)
Exchange-Traded Funds	(28,058)	—	—	(28,058)
Written Options	(173)	—	—	(173)
Forward Foreign Currency Exchange Contracts	—	(446)	—	(446)
TOTAL	$(475,697)	$2,258	$—	$(473,439)

*  Refer to Note 2 of the Notes to Financial Statements where leveling hierarchy is defined.

**  Refer to Portfolio of Investments for sector information.

***  Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2018

The Arbitrage Tactical Equity Fund  Portfolio of Investments (continued)

November 30, 2018 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund's assets and liabilities during the period ended November 30, 2018:

Investments in Securities	Balance as of May 31, 2018	Realized Gain (Loss)	Change in Unrealized Appreciation	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2018	Net change in Unrealized Appreciation included in the Statement of Operations attributable to Level 3 investments held at November 30, 2018
Common Stock	$70,117	$6,666	$3,814	$—	$(60,765)	$—	$—	$19,832	$4,281
Total	$70,117	$6,666	$3,814	$—	$(60,765)	$—	$—	$19,832	$4,281

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of November 30, 2018:

Investments in Securities	Fair Value at November 30, 2018	Valuation Technique	Unobservable Input	Range of Values	Weighted Average
Common Stocks	$19,832	Deal Value	Final determination on Dissent	41.84	$41.84

See Notes to Financial Statements.

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This Page Intentionally Left Blank

The Arbitrage Funds

	The Arbitrage Fund	The Arbitrage Event-Driven Fund
ASSETS
Investments:
At cost of unaffiliated investments	$1,747,151,428	$153,107,998
At cost of affiliated investments	$15,076,942	$–
At fair value of unaffiliated investments (Note 2)	$1,741,226,393	$153,030,274
At fair value of affiliated investments (Note 2)	$15,139,708	$–
Cash	–	1,352,902
Deposits with brokers for securities sold short (Note 2)	365,834,633	24,786,021
Segregated cash for swaps (Note 2)	–	1,340,000
Receivable for investment securities sold	45,314,235	4,475,889
Receivable for capital shares sold	2,852,102	278,977
Unrealized appreciation on forward foreign currency exchange contracts (Note 8)	4,380,893	185,170
Unrealized appreciation on swap contracts	–	2,098
Dividends and interest receivable	2,247,897	857,763
Receivable due from Adviser (Note 5)	–	–
Prepaid expenses and other assets	803,194	54,937
Total Assets	2,177,799,055	186,364,031
LIABILITIES
Securities sold short, at value (Note 2) (proceeds $407,953,287, $27,711,772, $6,533,600 and $484,950)	387,816,796	27,319,956
Due to bank	3,950,330	–
Written options, at value (Note 2) (premiums received $331,694, $29,774, $- and $405)	577,864	45,085
Payable for investment securities purchased	40,630,831	19,515,435
Unrealized depreciation on forward foreign currency exchange contracts (Note 8)	4,478,264	217,291
Payable for capital shares redeemed	3,496,457	202,035
Payable to Adviser (Note 5)	1,487,661	74,401
Dividends payable on securities sold short	745,124	33,145
Payable to Distributor (Note 5)	61,324	8,849
Payable to Administrator (Note 5)	95,327	17,560
Payable to Transfer Agent (Note 5)	273,332	41,494
Payable to Custodian	119,748	45,332
Income distribution payable	–	–
Interest expense payable	–	–
Interest payable on swap contracts	–	40
Audit and legal fees payable	92,141	18,151
Payable to Trustees	19,616	15,620
Chief Compliance Officer Fees payable (Note 5)	59,434	5,485
Chief Financial Officer Fees payable (Note 5)	5,532	949
Other accrued expenses and liabilities	42,752	13,834
Total Liabilities	443,952,533	47,574,662
NET ASSETS	$1,733,846,522	$138,789,369
NET ASSETS CONSIST OF:
Paid-in capital	$1,698,132,641	$197,363,580
Distributable earnings	35,713,881	(58,574,211)
NET ASSETS	$1,733,846,522	$138,789,369

See Notes to Financial Statements.

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  Statement of Assets and Liabilities

November 30, 2018 (Unaudited)

	The Water Island Credit Opportunities Fund	The Arbitrage Tactical Equity Fund
ASSETS
Investments:
At cost of unaffiliated investments	$55,989,743	$2,195,963
At cost of affiliated investments	$–	$–
At fair value of unaffiliated investments (Note 2)	$55,452,641	$2,185,938
At fair value of affiliated investments (Note 2)	$–	$–
Cash	193	6,410
Deposits with brokers for securities sold short (Note 2)	6,395,916	479,639
Segregated cash for swaps (Note 2)	–	146
Receivable for investment securities sold	–	14,928
Receivable for capital shares sold	58,132	–
Unrealized appreciation on forward foreign currency exchange contracts (Note 8)	23,789	2,704
Unrealized appreciation on swap contracts	–	36
Dividends and interest receivable	918,414	3,493
Receivable due from Adviser (Note 5)	–	16,891
Prepaid expenses and other assets	39,937	3,022
Total Assets	62,889,022	2,713,207
LIABILITIES
Securities sold short, at value (Note 2) (proceeds $407,953,287, $27,711,772, $6,533,600 and $484,950)	6,417,233	475,560
Due to bank	–	–
Written options, at value (Note 2) (premiums received $331,694, $29,774, $- and $405)	–	173
Payable for investment securities purchased	1,119,221	19,086
Unrealized depreciation on forward foreign currency exchange contracts (Note 8)	22,229	446
Payable for capital shares redeemed	208,351	–
Payable to Adviser (Note 5)	13,487	–
Dividends payable on securities sold short	6,364	633
Payable to Distributor (Note 5)	1,549	12
Payable to Administrator (Note 5)	10,930	7,181
Payable to Transfer Agent (Note 5)	4,503	128
Payable to Custodian	3,612	23,225
Income distribution payable	1,531	–
Interest expense payable	11,267	–
Interest payable on swap contracts	–	–
Audit and legal fees payable	14,949	12,592
Payable to Trustees	15,361	15,252
Chief Compliance Officer Fees payable (Note 5)	1,599	82
Chief Financial Officer Fees payable (Note 5)	747	598
Other accrued expenses and liabilities	6,212	5,564
Total Liabilities	7,859,145	560,532
NET ASSETS	$55,029,877	$2,152,675
NET ASSETS CONSIST OF:
Paid-in capital	$58,379,899	$2,200,723
Distributable earnings	(3,350,022)	(48,048)
NET ASSETS	$55,029,877	$2,152,675

Semi-Annual Report | November 30, 2018

The Arbitrage Funds

	The Arbitrage Fund	The Arbitrage Event-Driven Fund
PRICING OF SHARES:
CLASS R SHARES:
Net assets applicable to Class R shares	$197,079,595	$37,706,011
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	15,276,836	3,981,942
Net asset value and offering price per share	$12.90	$9.47
CLASS I SHARES:
Net assets applicable to Class I shares	$1,497,955,869	$99,313,853
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	112,600,497	10,389,800
Net asset value and offering price per share	$13.30	$9.56
CLASS C SHARES:
Net assets applicable to Class C shares	$20,667,524	$915,505
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,679,035	99,072
Net asset value and offering price per share(a)	$12.31	$9.24
CLASS A SHARES:
Net assets applicable to Class A shares	$18,143,534	$854,000
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,408,375	90,149
Net asset value and offering price per share(a)	$12.88	$9.47
Maximum offering price per share (NAV/(100% — maximum sales charge))	$13.21	$9.79
Maximum sales charge	2.50%	3.25%

(a)  Redemption price varies based on length of time held (Note 1).

(b)  Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See Notes to Financial Statements.

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  Statement of Assets and Liabilities

November 30, 2018 (Unaudited)

	The Water Island Credit Opportunities Fund	The Arbitrage Tactical Equity Fund
PRICING OF SHARES:
CLASS R SHARES:
Net assets applicable to Class R shares	$5,346,389	$9,902
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	554,900	1,010
Net asset value and offering price per share	$9.63	$9.81	(b)
CLASS I SHARES:
Net assets applicable to Class I shares	$49,031,454	$2,122,970
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	5,113,056	216,434
Net asset value and offering price per share	$9.59	$9.81
CLASS C SHARES:
Net assets applicable to Class C shares	$484,544	$9,901
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	50,467	1,010
Net asset value and offering price per share(a)	$9.60	$9.81	(b)
CLASS A SHARES:
Net assets applicable to Class A shares	$167,490	$9,902
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	17,470	1,009
Net asset value and offering price per share(a)	$9.59	$9.81
Maximum offering price per share (NAV/(100% — maximum sales charge))	$9.91	$10.14
Maximum sales charge	3.25%	3.25%

Semi-Annual Report | November 30, 2018

The Arbitrage Funds

	The Arbitrage Fund	The Arbitrage Event-Driven Fund
INVESTMENT INCOME
Dividend income	$10,689,970	$1,016,116
Foreign taxes withheld on dividends	(91,463)	(303)
Interest income	3,345,165	1,372,595
Non-cash dividends	7,538,562	–
Total Investment Income	21,482,234	2,388,408
EXPENSES
Investment advisory fees (Note 5)	9,313,384	918,846
Distribution and service fees (Note 5)
Class R	262,369	54,070
Class C	110,434	5,192
Class A	22,271	1,009
Administrative fees (Note 5)	189,360	32,926
Chief Compliance Officer fees (Note 5)	90,327	7,198
Trustees' fees	46,992	34,662
Dividend expense	3,513,882	423,802
Interest rebate expense	–	–
Transfer agent fees (Note 5)	695,177	184,110
Custodian and bank service fees	242,973	92,465
Registration and filing fees	47,931	29,819
Printing of shareholder reports	74,753	38,162
Professional fees	154,336	19,097
Line of credit interest expense (Note 4)	–	22,694
Insurance expense	44,642	3,446
Chief Financial Officer fees (Note 5)	31,069	5,753
Other expenses	39,256	5,920
Total Expenses	14,879,156	1,879,171
Fees waived by the Adviser, Class R (Note 5)	(11,212)	(91,954)
Fees waived by the Adviser, Class I (Note 5)	(81,354)	(218,003)
Fees waived by the Adviser, Class C (Note 5)	(1,180)	(2,208)
Fees waived by the Adviser, Class A (Note 5)	(953)	(1,732)
Net Expenses	14,784,457	1,565,274
NET INVESTMENT INCOME (LOSS)	6,697,777	823,134

See Notes to Financial Statements.

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  Statement of Operations

For the Six Months Ended November 30, 2018 (Unaudited)

	The Water Island Credit Opportunities Fund	The Arbitrage Tactical Equity Fund
INVESTMENT INCOME
Dividend income	$33,626	$22,993
Foreign taxes withheld on dividends	–	(312)
Interest income	1,232,633	8,768
Non-cash dividends	–	–
Total Investment Income	1,266,259	31,449
EXPENSES
Investment advisory fees (Note 5)	250,312	13,840
Distribution and service fees (Note 5)
Class R	8,847	13
Class C	2,701	51
Class A	198	13
Administrative fees (Note 5)	21,730	14,018
Chief Compliance Officer fees (Note 5)	2,651	109
Trustees' fees	33,912	33,544
Dividend expense	71,895	9,163
Interest rebate expense	159	–
Transfer agent fees (Note 5)	20,884	1,123
Custodian and bank service fees	9,440	43,805
Registration and filing fees	28,099	4,586
Printing of shareholder reports	11,958	999
Professional fees	11,937	7,927
Line of credit interest expense (Note 4)	3,276	–
Insurance expense	1,281	51
Chief Financial Officer fees (Note 5)	4,309	3,543
Other expenses	3,848	2,308
Total Expenses	487,437	135,093
Fees waived by the Adviser, Class R (Note 5)	(16,046)	(502)
Fees waived by the Adviser, Class I (Note 5)	(105,539)	(108,404)
Fees waived by the Adviser, Class C (Note 5)	(1,252)	(502)
Fees waived by the Adviser, Class A (Note 5)	(375)	(503)
Net Expenses	364,225	25,182
NET INVESTMENT INCOME (LOSS)	902,034	6,267

Semi-Annual Report | November 30, 2018

The Arbitrage Funds

	The Arbitrage Fund	The Arbitrage Event-Driven Fund
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Unaffiliated investment	$19,188,347	$1,015,559
Purchased option contracts	(7,350,005)	(1,351,547)
Swap contracts	6,330,396	334,222
Securities sold short	7,114,639	(462,238)
Written option contracts	7,104,238	858,220
Forward currency contracts	19,812,596	838,027
Foreign currency transactions (Note 8)	1,337,101	48,960
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investment	(28,970,874)	(1,895,671)
Affiliated investments	31,673	–
Purchased option contracts	(2,651,737)	(42,311)
Swap contracts	(19,040)	2,098
Securities sold short	25,554,696	990,050
Written option contracts	(293,693)	(128,163)
Forward currency contracts	(17,718,247)	(759,802)
Foreign currency transactions (Note 8)	(345,340)	(311)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES	29,124,750	(552,907)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$35,822,527	$270,227

See Notes to Financial Statements.

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  Statement of Operations

For the Six Months Ended November 30, 2018 (Unaudited)

	The Water Island Credit Opportunities Fund	The Arbitrage Tactical Equity Fund
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Unaffiliated investment	$(6,589)	$1,314
Purchased option contracts	–	(31,571)
Swap contracts	–	(12,169)
Securities sold short	14,983	(17,368)
Written option contracts	66,011	14,618
Forward currency contracts	71,708	8,410
Foreign currency transactions (Note 8)	(2,446)	(249)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investment	(843,237)	(59,243)
Affiliated investments	–	–
Purchased option contracts	–	792
Swap contracts	–	36
Securities sold short	37,174	23,615
Written option contracts	(27,332)	145
Forward currency contracts	(54,185)	(4,583)
Foreign currency transactions (Note 8)	384	–
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES	(743,529)	(76,253)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$158,505	$(69,986)

Semi-Annual Report | November 30, 2018

The Arbitrage Funds

	The Arbitrage Fund
	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
FROM OPERATIONS:
Net investment income (loss)	$6,697,777	$6,493,223
Unaffiliated investments	19,188,347	40,054,475
Purchased option contracts	(7,350,005)	1,192,356
Swap contracts	6,330,396	3,039,770
Securities sold short	7,114,639	(44,952,162)
Written option contracts	7,104,238	5,899,696
Forward currency contracts	19,812,596	(11,729,216)
Foreign currency transactions	1,337,101	(3,771,261)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(28,970,874)	2,338,832
Affiliated investments	31,673	31,093
Purchased option contracts	(2,651,737)	641,174
Swap contracts	(19,040)	19,040
Securities sold short	25,554,696	(11,177,824)
Written option contracts	(293,693)	313,012
Forward currency contracts	(17,718,247)	18,928,428
Foreign currency transactions	(345,340)	247,641
Net increase (decrease) in net assets resulting from operations	35,822,527	7,568,277
FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions, Class R	–	(7,912,943)
Distributions, Class I	–	(58,536,445)
Distributions, Class C	–	(728,863)
Distributions, Class A	–	(418,896)
Decrease in net assets from distributions to shareholders	–	(67,597,147	)(a)
FROM CAPITAL SHARE TRANSACTIONS (NOTE 7):
Proceeds from shares sold	217,637,598	777,369,604
Shares issued in reinvestment of distributions	–	49,184,317
Proceeds from redemption fees collected (Note 2)	–	4,227
Payments for shares redeemed	(292,176,880)	(863,324,352)
Net increase (decrease) in net assets from capital share transactions	(74,539,282)	(36,766,204)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(38,716,755)	(96,795,074)
NET ASSETS:
Beginning of period	1,772,563,277	1,869,358,351
End of period(a)(b)	$1,733,846,522	$1,772,563,277

(a)  Included in total distributions for net investment income and net realized gains, respectively, as of the year ended May 31, 2018 was $(1,534,226) and $(6,378,717) for Class R, $(15,683,047) and $(42,853,398) for Class I, $(2,577) and $(726,286) for Class C, and $(93,341) and $(325,555) for Class A. The accumulated net investment income (loss) included in net assets end of period was $(13,595,408) as of the year ended May 31, 2018.

(b)  Included in total distributions for net investment income and net realized gains, respectively, as of the year ended May 31, 2018 was $(119,357) and $0 for Class R, $(608,995) and $0 for Class I, $0 and $0 for Class C, and $(1,916) and $0 for Class A. The accumulated net investment income (loss) included in net assets end of period was $137,554 as of the year ended May 31, 2018.

See Notes to Financial Statements.

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  Statement of Changes in Net Assets

	The Arbitrage Event-Driven Fund
	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
FROM OPERATIONS:
Net investment income (loss)	$823,134	$710,672
Unaffiliated investments	1,015,559	7,068,491
Purchased option contracts	(1,351,547)	176,327
Swap contracts	334,222	491,212
Securities sold short	(462,238)	(7,058,252)
Written option contracts	858,220	990,890
Forward currency contracts	838,027	(391,883)
Foreign currency transactions	48,960	(299,434)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(1,895,671)	(117,598)
Affiliated investments	–	–
Purchased option contracts	(42,311)	(47,796)
Swap contracts	2,098	–
Securities sold short	990,050	(102,711)
Written option contracts	(128,163)	124,180
Forward currency contracts	(759,802)	731,389
Foreign currency transactions	(311)	(9,009)
Net increase (decrease) in net assets resulting from operations	270,227	2,266,478
FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions, Class R	–	(119,357)
Distributions, Class I	–	(608,995)
Distributions, Class C	–	–
Distributions, Class A	–	(1,916)
Decrease in net assets from distributions to shareholders	–	(730,268	)(b)
FROM CAPITAL SHARE TRANSACTIONS (NOTE 7):
Proceeds from shares sold	8,366,604	62,289,254
Shares issued in reinvestment of distributions	–	616,739
Proceeds from redemption fees collected (Note 2)	–	201
Payments for shares redeemed	(20,106,556)	(55,109,703)
Net increase (decrease) in net assets from capital share transactions	(11,739,952)	7,796,491
TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,469,725)	9,332,701
NET ASSETS:
Beginning of period	150,259,094	140,926,393
End of period(a)(b)	$138,789,369	$150,259,094
Semi-Annual Report | November 30, 2018

The Arbitrage Funds

	The Water Island Credit Opportunities Fund
	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
FROM OPERATIONS:
Net investment income (loss)	$902,034	$1,216,196
Unaffiliated investments	(6,589)	(337,585)
Purchased option contracts	–	(9,095)
Swap contracts	–	–
Securities sold short	14,983	274,941
Written option contracts	66,011	15,814
Forward currency contracts	71,708	24,779
Foreign currency transactions	(2,446)	3,357
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(843,237)	634,951
Affiliated investments	–	–
Purchased option contracts	–	2,224
Swap contracts	–	–
Securities sold short	37,174	(84,809)
Written option contracts	(27,332)	18,059
Forward currency contracts	(54,185)	55,745
Foreign currency transactions	384	(384)
Net increase (decrease) in net assets resulting from operations	158,505	1,814,193
FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions, Class R	(111,009)	(303,919)
Distributions, Class I	(781,901)	(1,078,145)
Distributions, Class C	(6,594)	(10,515)
Distributions, Class A	(2,568)	(8,084)
Decrease in net assets from distributions to shareholders	(902,072)	(1,400,663	)(c)
FROM CAPITAL SHARE TRANSACTIONS (NOTE 7):
Proceeds from shares sold	17,977,762	14,355,166
Shares issued in reinvestment of distributions	890,984	1,314,693
Proceeds from redemption fees collected (Note 2)	–	–
Payments for shares redeemed	(9,628,680)	(26,804,020)
Net increase (decrease) in net assets from capital share transactions	9,240,066	(11,134,161)
TOTAL INCREASE (DECREASE) IN NET ASSETS	8,496,499	(10,720,631)
NET ASSETS:
Beginning of period	46,533,378	57,254,009
End of period(c)(d)	$55,029,877	$46,533,378

(c)  Included in total distributions for net investment income and net realized gains, respectively, as of the year ended May 31, 2018 was $(303,919) and $0 for Class R, $(1,078,145) and $0 for Class I, $(10,515) and $0 for Class C, and $(8,084) and $0 for Class A. The accumulated net investment income (loss) included in net assets end of period was $9,713 as of the year ended May 31, 2018.

(d)  Included in total distributions for net investment income and net realized gains, respectively, as of the year ended May 31, 2018 was $0 and $0 for Class R, $0 and $0 for Class I, $0 and $0 for Class C, and $0 and $0 for Class A. The accumulated net investment income (loss) included in net assets end of period was $(6,841) as of the year ended May 31, 2018.

See Notes to Financial Statements.

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  Statement of Changes in Net Assets

	The Arbitrage Tactical Equity Fund
	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018
FROM OPERATIONS:
Net investment income (loss)	$6,267	$(4,962)
Unaffiliated investments	1,314	213,124
Purchased option contracts	(31,571)	4,811
Swap contracts	(12,169)	5,809
Securities sold short	(17,368)	(214,152)
Written option contracts	14,618	24,527
Forward currency contracts	8,410	(11,998)
Foreign currency transactions	(249)	(1,038)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(59,243)	2,002
Affiliated investments	–	–
Purchased option contracts	792	(2,070)
Swap contracts	36	–
Securities sold short	23,615	2,021
Written option contracts	145	177
Forward currency contracts	(4,583)	10,251
Foreign currency transactions	–	(133)
Net increase (decrease) in net assets resulting from operations	(69,986)	28,369
FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions, Class R	–	–
Distributions, Class I	–	–
Distributions, Class C	–	–
Distributions, Class A	–	–
Decrease in net assets from distributions to shareholders	–	–
FROM CAPITAL SHARE TRANSACTIONS (NOTE 7):
Proceeds from shares sold	98,037	135,037
Shares issued in reinvestment of distributions	–	–
Proceeds from redemption fees collected (Note 2)	–	–
Payments for shares redeemed	(83,216)	(34,125)
Net increase (decrease) in net assets from capital share transactions	14,821	100,912
TOTAL INCREASE (DECREASE) IN NET ASSETS	(55,165)	129,281
NET ASSETS:
Beginning of period	2,207,840	2,078,559
End of period(c)(d)	$2,152,675	$2,207,840

Semi-Annual Report | November 30, 2018

The Arbitrage Fund – Class R

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2018		Year Ended May 31,
	(Unaudited)		2018		2017		2016	2015	2014
Net asset value, beginning of period	$12.65		$13.06		$12.78		$12.97	$12.58	$12.50
Income (loss) from investment operations
Net investment income (loss)(a)	0.03		0.05		(0.13	)(b)	(0.06)	(0.11)	(0.09)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.22		(0.01	)(c)	0.53	(d)	0.17	0.53	0.23
Total from investment operations	0.25		0.04		0.40		0.11	0.42	0.14
Less distributions
From net investment income	–		(0.09)		–		–	–	–
From net realized gains	–		(0.36)		(0.12)		(0.30)	(0.03)	(0.06)
Total distributions	–		(0.45)		(0.12)		(0.30)	(0.03)	(0.06)
Proceeds from redemption fees collected	–		0.00	(e)	0.00	(e)	0.00 (e)	0.00 (e)	0.00 (e)
Net asset value, end of period	$12.90		$12.65		$13.06		$12.78	$12.97	$12.58
Total return(f)	1.98	%(g)	0.31%		3.17%		0.87%	3.35%	1.10%
Net assets, end of period (in 000s)	$197,080		$222,309		$340,353		$433,936	$500,440	$760,750
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(h)	1.89	%(i)	1.91%		1.87	%(b)	1.88%	2.31%	2.17%
Net expenses after advisory fees waived and expenses reimbursed(h)(j)	1.88	%(i)	1.90%		1.87	%(b)	1.88%	2.31%	2.17%
Net investment income (loss)	0.54	%(i)	0.41%		(1.00	%)(b)	(0.51%)	(0.87%)	(0.70%)
Portfolio turnover rate	206	%(g)	362%		363%		321%	514%	462%

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Includes a non-recurring refund by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and is less than 0.005% of average net assets.

(c)  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(d)  Includes estimated proceeds from the Fund's participation in a class action lawsuit. This represents a non-recurring gain in the amount of $0.01 per share.

(e)  Amount rounds to less than $0.01 per share.

(f)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(g)  Not annualized.

(h)  Dividend expense totaled 0.40% (annualized), 0.42%, 0.36%, 0.34%, 0.68% and 0.60% of average net assets for the six months ended November 30, 2018 and the years ended May 31, 2018, 2017, 2016, 2015 and 2014, respectively. Interest rebate expense and line of credit interest expense totaled 0.00% (annualized), 0.01%, 0.03%, 0.07%, 0.18% and 0.12% of average net assets for the six months ended November 30, 2018 and the years ended May 31, 2018, 2017, 2016, 2015 and 2014, respectively.

(i)  Annualized.

(j)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.48% (annualized), 1.47%, 1.48%, 1.47%, 1.45% and 1.45% of average net assets for the six months ended November 30, 2018 and the years ended May 31, 2018, 2017, 2016, 2015 and 2014, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2018

The Arbitrage Fund – Class I

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2018		Year Ended May 31,
	(Unaudited)		2018	2017		2016	2015	2014
Net asset value, beginning of period	$13.03		$13.46	$13.13		$13.28	$12.86	$12.74
Income (loss) from investment operations
Net investment income (loss)(a)	0.05		0.05	(0.10	)(b)	(0.03)	(0.09)	(0.05)
Net realized and unrealized gains on investments and foreign currencies	0.22		0.01	0.55	(c)	0.18	0.54	0.23
Total from investment operations	0.27		0.06	0.45		0.15	0.45	0.18
Less distributions
From net investment income	–		(0.13)	–		–	–	–
From net realized gains	–		(0.36)	(0.12)		(0.30)	(0.03)	(0.06)
Total distributions	–		(0.49)	(0.12)		(0.30)	(0.03)	(0.06)
Proceeds from redemption fees collected	–		0.00 (d)	0.00	(d)	0.00 (d)	0.00 (d)	0.00 (d)
Net asset value, end of period	$13.30		$13.03	$13.46		$13.13	$13.28	$12.86
Total return(e)	2.07	%(f)	0.50%	3.47%		1.16%	3.51%	1.39%
Net assets, end of period (in 000s)	$1,497,956		$1,510,598	$1,492,094		$1,395,178	$1,514,685	$1,712,120
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	1.64	%(h)	1.66%	1.62	%(b)	1.63%	2.06%	1.92%
Net expenses after advisory fees waived and expenses reimbursed(g)(i)	1.63	%(h)	1.65%	1.62	%(b)	1.63%	2.06%	1.92%
Net investment income (loss)	0.80	%(h)	0.35%	(0.76	%)(b)	(0.24%)	(0.65%)	(0.42%)
Portfolio turnover rate	206	%(f)	362%	363%		321%	514%	462%

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Includes a non-recurring refund by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and is less than 0.005% of average net assets.

(c)  Includes estimated proceeds from the Fund's participation in a class action lawsuit. This represents a non-recurring gain in the amount of $0.01 per share.

(d)  Amount rounds to less than $0.01 per share.

(e)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)  Not annualized.

(g)  Dividend expense totaled 0.40% (annualized), 0.42%, 0.36%, 0.34%, 0.68% and 0.60% of average net assets for the six months ended November 30, 2018 and the years ended May 31, 2018, 2017, 2016, 2015 and 2014, respectively. Interest rebate expense and line of credit interest expense totaled 0.00% (annualized), 0.01%, 0.03%, 0.07%, 0.18% and 0.12% of average net assets for the six months ended November 30, 2018 and the years ended May 31, 2018, 2017, 2016, 2015 and 2014, respectively.

(h)  Annualized.

(i)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.23% (annualized), 1.22%, 1.23%, 1.22%, 1.20% and 1.20% of average net assets for the six months ended November 30, 2018 and the years ended May 31, 2018, 2017, 2016, 2015 and 2014, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2018

The Arbitrage Fund – Class C

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2018		Year Ended May 31,
	(Unaudited)		2018		2017		2016	2015	2014
Net asset value, beginning of period	$12.12		$12.54		$12.37		$12.65	$12.37	$12.38
Income (loss) from investment operations
Net investment loss(a)	(0.01	)(b)	(0.07	)(b)	(0.22	)(c)	(0.16)	(0.20)	(0.18)
Net realized and unrealized gains on investments and foreign currencies	0.20		0.01		0.51	(d)	0.18	0.51	0.23
Total from investment operations	0.19		(0.06)		0.29		0.02	0.31	0.05
Less distributions
From net investment income	–		(0.00	)(e)	–		–	–	–
From net realized gains	–		(0.36)		(0.12)		(0.30)	(0.03)	(0.06)
Total distributions	–		(0.36)		(0.12)		(0.30)	(0.03)	(0.06)
Proceeds from redemption fees collected	–		–		–		–	–	–
Net asset value, end of period	$12.31		$12.12		$12.54		$12.37	$12.65	$12.37
Total return(f)(h)	1.57	%(g)	(0.45%)		2.38%		0.18%	2.52%	0.38%
Net assets, end of period (in 000s)	$20,668		$22,917		$26,900		$30,814	$32,958	$33,589
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(i)	2.64	%(j)	2.66%		2.62	%(c)	2.63%	3.06%	2.92%
Net expenses after advisory fees waived and expenses reimbursed(i)(k)	2.63	%(j)	2.65%		2.62	%(c)	2.63%	3.06%	2.92%
Net investment loss	(0.20	%)(j)	(0.56%)		(1.76	%)(c)	(1.28%)	(1.60%)	(1.45%)
Portfolio turnover rate	206	%(g)	362%		363%		321%	514%	462%

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Includes a non-recurring refund by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and is less than 0.005% of average net assets.

(d)  Includes estimated proceeds from the Fund's participation in a class action lawsuit. This represents a non-recurring gain in the amount of $0.01 per share.

(e)  Amount rounds to less than $0.01 per share.

(f)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(g)  Not annualized.

(h)  Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

(i)  Dividend expense totaled 0.40% (annualized), 0.42%, 0.36%, 0.34%, 0.68% and 0.60% of average net assets for the six months ended November 30, 2018 and the years ended May 31, 2018, 2017, 2016, 2015 and 2014, respectively. Interest rebate expense and line of credit interest expense totaled 0.00% (annualized), 0.01%, 0.03%, 0.07%, 0.18% and 0.12% of average net assets for the six months ended November 30, 2018 and the years ended May 31, 2018, 2017, 2016, 2015 and 2014, respectively.

(j)  Annualized.

(k)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 2.23% (annualized), 2.22%, 2.23%, 2.22%, 2.20% and 2.20% of average net assets for the six months ended November 30, 2018 and the years ended May 31, 2018, 2017, 2016, 2015 and 2014, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2018

The Arbitrage Fund – Class A

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2018		Year Ended May 31,
	(Unaudited)		2018	2017		2016	2015	2014(a)
Net asset value, beginning of period	$12.63		$13.07	$12.79		$12.97	$12.59	$12.50
Income (loss) from investment operations
Net investment income (loss)(b)	0.04		– (c)	(0.13	)(d)	(0.07)	(0.09)	(0.09)
Net realized and unrealized gains on investments and foreign currencies	0.21		0.02	0.53	(e)	0.19	0.50	0.24
Total from investment operations	0.25		0.02	0.40		0.12	0.41	0.15
Less distributions
From net investment income	–		(0.10)	–		–	–	–
From net realized gains	–		(0.36)	(0.12)		(0.30)	(0.03)	(0.06)
Total distributions	–		(0.46)	(0.12)		(0.30)	(0.03)	(0.06)
Proceeds from redemption fees collected	–		–	–		–	–	0.00 (c)
Net asset value, end of period	$12.88		$12.63	$13.07		$12.79	$12.97	$12.59
Total return(f)(h)	1.98	%(g)	0.21%	3.17%		0.95%	3.27%	1.18%
Net assets, end of period (in 000s)	$18,144		$16,740	$10,012		$8,421	$17,458	$6,655
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(i)	1.89	%(j)	1.91%	1.87	%(d)	1.87%	2.31%	2.18%
Net expenses after advisory fees waived and expenses reimbursed(i)(k)	1.88	%(j)	1.90%	1.87	%(d)	1.87%	2.31%	2.18%
Net investment income (loss)	0.57	%(j)	(0.01%)	(1.02	%)(d)	(0.56%)	(0.70%)	(0.69%)
Portfolio turnover rate	206	%(g)	362%	363%		321%	514%	462%

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(a)  Commenced operations on June 1, 2013.

(b)  Per share amounts were calculated using average shares outstanding for the period.

(c)  Amount rounds to less than $0.01 per share.

(d)  Includes a non-recurring refund by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and is less than 0.005% of average net assets.

(e)  Includes estimated proceeds from the Fund's participation in a class action lawsuit. This represents a non-recurring gain in the amount of $0.01 per share.

(f)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares or the imposition of any sales load.

(g)  Not annualized.

(h)  Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

(i)  Dividend expense totaled 0.40% (annualized), 0.42%, 0.36%, 0.33%, 0.68% and 0.60% of average net assets for the six months ended November 30, 2018 and the years ended May 31, 2018, 2017, 2016, 2015 and 2014, respectively. Interest rebate expense and line of credit interest expense totaled 0.00% (annualized), 0.01%, 0.03%, 0.07%, 0.18% and 0.12% of average net assets for the six months ended November 30, 2018 and the years ended May 31, 2018, 2017, 2016, 2015 and 2014, respectively.

(j)  Annualized.

(k)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.48% (annualized), 1.47%, 1.48%, 1.47%, 1.45% and 1.46% of average net assets for the six months ended November 30, 2018 and the years ended May 31, 2018, 2017, 2016, 2015 and 2014, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2018

The Arbitrage Event-Driven Fund – Class R

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2018		Year Ended May 31,
	(Unaudited)		2018	2017		2016		2015	2014
Net asset value, beginning of period	$9.46		$9.34	$8.98		$9.73		$10.29	$9.80
Income (loss) from investment operations
Net investment income (loss)(a)	0.05		0.06	(0.04	)(b)	(0.02)		0.04	0.10
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.04)		0.09	0.40	(c)	(0.53)		(0.36)	0.46
Total from investment operations	0.01		0.15	0.36		(0.55)		(0.32)	0.56
Less distributions
From net investment income	–		(0.03)	–		(0.20)		(0.08)	(0.06)
From net realized gains	–		–	–		(0.00	)(d)	(0.16)	(0.01)
Total distributions	–		(0.03)	–		(0.20)		(0.24)	(0.07)
Proceeds from redemption fees collected	–		0.00 (d)	0.00	(d)	0.00	(d)	0.00 (d)	0.00 (d)
Net asset value, end of period	$9.47		$9.46	$9.34		$8.98		$9.73	$10.29
Total return(e)	0.11	%(f)	1.56%	4.01%		(5.55%)		(3.12%)	5.75%
Net assets, end of period (in 000s)	$37,706		$45,383	$70,277		$80,114		$195,014	$204,055
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	2.73	%(h)	2.59%	2.56	%(b)	2.62%		2.52%	2.33%
Net expenses after advisory fees waived and expenses reimbursed(g)(i)	2.30	%(h)	2.16%	2.26%		2.46%		2.50%	2.31%
Net investment income (loss)	0.96	%(h)	0.58%	(0.45	%)(b)	(0.27%)		0.37%	1.04%
Portfolio turnover rate	244	%(f)	421%	409%		350%		451%	340%

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Includes a non-recurring refund by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and 0.01% of average net assets.

(c)  Includes estimated proceeds from the Fund's participation in a class action lawsuit. This represents a non-recurring gain in the amount of less than $0.005 per share.

(d)  Amount rounds to less than $0.01 per share.

(e)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)  Not annualized.

(g)  Dividend expense totaled 0.58% (annualized), 0.44%, 0.53%, 0.58%, 0.55% and 0.49% of average net assets for the six months ended November 30, 2018 and the years ended May 31, 2018, 2017, 2016, 2015 and 2014, respectively. Interest rebate expense and line of credit interest expense totaled 0.03% (annualized), 0.03%, 0.04%, 0.19%, 0.26% and 0.13% of average net assets for the six months ended November 30, 2018 and the years ended May 31, 2018, 2017, 2016, 2015 and 2014, respectively.

(h)  Annualized.

(i)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.69% (annualized), 1.69%, 1.69%, 1.69%, 1.69% and 1.69% of average net assets for the six months ended November 30, 2018 and the years ended May 31, 2018, 2017, 2016, 2015 and 2014, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2018

The Arbitrage Event-Driven Fund – Class I

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2018		Year Ended May 31,
	(Unaudited)		2018	2017		2016		2015	2014
Net asset value, beginning of period	$9.53		$9.43	$9.04		$9.81		$10.37	$9.86
Income (loss) from investment operations
Net investment income (loss)(a)	0.06		0.04	(0.02	)(b)	(0.02)		0.06	0.13
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.03)		0.12	0.41	(c)	(0.51)		(0.37)	0.46
Total from investment operations	0.03		0.16	0.39		(0.53)		(0.31)	0.59
Less distributions
From net investment income	–		(0.06)	–		(0.24)		(0.09)	(0.07)
From net realized gains	–		–	–		(0.00	)(d)	(0.16)	(0.01)
Total distributions	–		(0.06)	–		(0.24)		(0.25)	(0.08)
Proceeds from redemption fees collected	–		0.00 (d)	0.00	(d)	0.00	(d)	0.00 (d)	0.00 (d)
Net asset value, end of period	$9.56		$9.53	$9.43		$9.04		$9.81	$10.37
Total return(e)	0.21	%(f)	1.69%	4.31%		(5.27%)		(2.96%)	6.02%
Net assets, end of period (in 000s)	$99,314		$103,001	$68,272		$95,155		$390,102	$290,999
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	2.48	%(h)	2.34%	2.31	%(b)	2.37%		2.27%	2.11%
Net expenses after advisory fees waived and expenses reimbursed(g)(i)	2.05	%(h)	1.91%	2.01%		2.21%		2.25%	2.06%
Net investment income (loss)	1.20	%(h)	0.46%	(0.22	%)(b)	(0.26%)		0.62%	1.31%
Portfolio turnover rate	244	%(f)	421%	409%		350%		451%	340%

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Includes a non-recurring refund by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and 0.01% of average net assets.

(c)  Includes estimated proceeds from the Fund's participation in a class action lawsuit. This represents a non-recurring gain in the amount of less than $0.005 per share.

(d)  Amount rounds to less than $0.01 per share.

(e)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)  Not annualized.

(g)  Dividend expense totaled 0.58% (annualized), 0.44%, 0.53%, 0.58%, 0.55% and 0.49% of average net assets for the six months ended November 30, 2018 and the years ended May 31, 2018, 2017, 2016, 2015 and 2014, respectively. Interest rebate expense and line of credit interest expense totaled 0.03% (annualized), 0.03%, 0.04%, 0.19%, 0.26% and 0.13% of average net assets for the six months ended November 30, 2018 and the years ended May 31, 2018, 2017, 2016, 2015 and 2014, respectively.

(h)  Annualized.

(i)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.44% (annualized), 1.44%, 1.44%, 1.44%, 1.44% and 1.44% of average net assets for the six months ended November 30, 2018 and the years ended May 31, 2018, 2017, 2016, 2015 and 2014, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2018

The Arbitrage Event-Driven Fund – Class C

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2018		Year Ended May 31,
	(Unaudited)		2018		2017		2016		2015	2014
Net asset value, beginning of period	$9.26		$9.19		$8.91		$9.62		$10.22	$9.78
Income (loss) from investment operations
Net investment income (loss)(a)	0.01		(0.03	)(b)	(0.11	)(c)	(0.09)		(0.04)	0.03
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.03)		0.10		0.39	(d)	(0.50)		(0.36)	0.46
Total from investment operations	(0.02)		0.07		0.28		(0.59)		(0.40)	0.49
Less distributions
From net investment income	–		–		–		(0.12)		(0.04)	(0.04)
From net realized gains	–		–		–		(0.00	)(e)	(0.16)	(0.01)
Total distributions	–		–		–		(0.12)		(0.20)	(0.05)
Net asset value, end of period	$9.24		$9.26		$9.19		$8.91		$9.62	$10.22
Total return(f)(h)	(0.32	%)(g)	0.76%		3.14%		(6.14%)		(3.95%)	5.05%
Net assets, end of period (in 000s)	$916		$1,175		$1,567		$2,538		$5,020	$4,232
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(i)	3.48	%(j)	3.34%		3.31	%(c)	3.37%		3.27%	3.12%
Net expenses after advisory fees waived and expenses reimbursed(i)(k)	3.05	%(j)	2.91%		3.01%		3.21%		3.25%	3.06%
Net investment income (loss)	0.21	%(j)	(0.34%)		(1.26	%)(c)	(0.95%)		(0.37%)	0.32%
Portfolio turnover rate	244	%(g)	421%		409%		350%		451%	340%

See Notes to Financial Statements.

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  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Includes a non-recurring refund by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and 0.01% of average net assets.

(d)  Includes estimated proceeds from the Fund's participation in a class action lawsuit. This represents a non-recurring gain in the amount of less than $0.005 per share.

(e)  Amount rounds to less than $0.01 per share.

(f)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(g)  Not annualized.

(h)  Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

(i)  Dividend expense totaled 0.58% (annualized), 0.44%, 0.53%, 0.59%, 0.55% and 0.49% of average net assets for the six months ended November 30, 2018 and the years ended May 31, 2018, 2017, 2016, 2015 and 2014, respectively. Interest rebate expense and line of credit interest expense totaled 0.03% (annualized), 0.03%, 0.04%, 0.18%, 0.26% and 0.13% of average net assets for the six months ended November 30, 2018 and the years ended May 31, 2018, 2017, 2016, 2015 and 2014, respectively.

(j)  Annualized.

(k)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 2.44% (annualized), 2.44%, 2.44%, 2.44%, 2.44% and 2.44% of average net assets for the six months ended November 30, 2018 and the years ended May 31, 2018, 2017, 2016, 2015 and 2014, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2018

The Arbitrage Event-Driven Fund – Class A

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2018		Year Ended May 31,
	(Unaudited)		2018	2017		2016		2015	2014(a)
Net asset value, beginning of period	$9.46		$9.35	$8.98		$9.73		$10.30	$9.80
Income (loss) from investment operations
Net investment income (loss)(b)	0.04		0.04	(0.05	)(c)	(0.03)		0.03	0.10
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.03)		0.10	0.42	(d)	(0.52)		(0.36)	0.47
Total from investment operations	0.01		0.14	0.37		(0.55)		(0.33)	0.57
Less distributions
From net investment income	–		(0.03)	–		(0.20)		(0.08)	(0.06)
From net realized gains	–		–	–		(0.00	)(e)	(0.16)	(0.01)
Total distributions	–		(0.03)	–		(0.20)		(0.24)	(0.07)
Proceeds from redemption fees collected	–		–	–		–		–	0.00 (e)
Net asset value, end of period	$9.47		$9.46	$9.35		$8.98		$9.73	$10.30
Total return(f)(h)	0.11	%(g)	1.49%	4.12%		(5.54%)		(3.22%)	5.85%
Net assets, end of period (in 000s)	$854		$701	$810		$2,062		$5,341	$3,830
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(i)	2.73	%(j)	2.59%	2.56	%(c)	2.63%		2.52%	2.36%
Net expenses after advisory fees waived and expenses reimbursed(i)(k)	2.30	%(j)	2.16%	2.26%		2.47%		2.50%	2.31%
Net investment income (loss)	0.94	%(j)	0.41%	(0.53	%)(c)	(0.28%)		0.35%	0.98%
Portfolio turnover rate	244	%(g)	421%	409%		350%		451%	340%

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(a)  Commenced operations on June 1, 2013.

(b)  Per share amounts were calculated using average shares outstanding for the period.

(c)  Includes a non-recurring refund by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and 0.01% of average net assets.

(d)  Includes estimated proceeds from the Fund's participation in a class action lawsuit. This represents a non-recurring gain in the amount of less than $0.005 per share.

(e)  Amount rounds to less than $0.01 per share.

(f)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares or the imposition of any sales load.

(g)  Not annualized.

(h)  Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

(i)  Dividend expense totaled 0.58% (annualized), 0.44%, 0.53%, 0.59%, 0.55% and 0.49% of average net assets for the six months ended November 30, 2018 and the years ended May 31, 2018, 2017, 2016, 2015 and 2014, respectively. Interest rebate expense and line of credit interest expense totaled 0.03% (annualized), 0.03%, 0.04%, 0.19%, 0.26% and 0.13% of average net assets for the six months ended November 30, 2018 and the years ended May 31, 2018, 2017, 2016, 2015 and 2014, respectively.

(j)  Annualized.

(k)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.69% (annualized), 1.69%, 1.69%, 1.69%, 1.69% and 1.69% of average net assets for the six months ended November 30, 2018 and the years ended May 31, 2018, 2017, 2016, 2015 and 2014, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2018

The Water Island Credit Opportunities Fund – Class R

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2018		Year Ended May 31,
	(Unaudited)		2018	2017		2016	2015	2014
Net asset value, beginning of period	$9.77		$9.67	$9.69		$9.95	$10.28	$10.18
Income (loss) from investment operations
Net investment income(a)	0.15		0.20	0.23	(b)	0.25	0.28	0.40
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.13)		0.12	0.01		(0.24)	(0.29)	0.08
Total from investment operations	0.02		0.32	0.24		0.01	(0.01)	0.48
Less distributions
From net investment income	(0.16)		(0.22)	(0.26)		(0.27)	(0.32)	(0.39)
Total distributions	(0.16)		(0.22)	(0.26)		(0.27)	(0.32)	(0.39)
Proceeds from redemption fees collected	–		–	0.00	(c)	–	0.00 (c)	0.01
Net asset value, end of period	$9.63		$9.77	$9.67		$9.69	$9.95	$10.28
Total return(d)	0.17	%(e)	3.21%	2.58%		0.10%	(0.10%)	4.99%
Net assets, end of period (in 000s)	$5,346		$9,533	$11,935		$12,426	$22,728	$6,393
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(f)	2.09	%(g)(h)	2.27%	1.96	%(b)	1.92%	2.27%	2.71%
Net expenses after advisory fees waived and expenses reimbursed(f)(i)	1.64	%(g)(h)	1.95%	1.66%		1.67%	2.03%	1.67%
Net investment income	3.15	%(g)(h)	2.09%	2.34	%(b)	2.62%	2.84%	3.97%
Portfolio turnover rate	135	%(e)	314%	211%		181%	191%	181%

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Includes a non-recurring refund by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and is less than 0.005% of average net assets.

(c)  Amount rounds to less than $0.01 per share.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Not annualized.

(f)  Dividend expense totaled 0.28% (annualized), 0.42%, 0.16%, 0.03%, 0.06% and 0.10% of average net assets for the six months ended November 30, 2018 and the years ended May 31, 2018, 2017, 2016, 2015 and 2014, respectively. Interest rebate expense and line of credit interest expense totaled 0.01% (annualized), 0.03%, 0.00% , 0.14%, 0.47% and 0.07% of average net assets for the six months ended November 30, 2018 and the years ended May 31, 2018, 2017, 2016, 2015 and 2014, respectively.

(g)  Annualized.

(h)  Effective August 6, 2018, the investment adviser reduced the advisory fee paid by the Fund and agreed to increase the expense reimbursements it provides to the Fund by contractually limiting the Fund's total expenses (other than certain expenses noted in the Notes to Financial Statements) to 1.23% for Class R shares. Prior to August 6, 2018, the expense limitiation had been 1.50%

(i)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.35% (annualized), 1.50%, 1.50%, 1.50%, 1.50% and 1.50% of average net assets for the six months ended November 30, 2018 and the years ended May 31, 2018, 2017, 2016, 2015 and 2014, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2018

The Water Island Credit Opportunities Fund – Class I

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2018		Year Ended May 31,
	(Unaudited)		2018	2017		2016	2015	2014
Net asset value, beginning of period	$9.73		$9.65	$9.67		$9.93	$10.25	$10.16
Income (loss) from investment operations
Net investment income(a)	0.17		0.23	0.25	(b)	0.27	0.33	0.42
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.14)		0.11	0.02		(0.24)	(0.31)	0.08
Total from investment operations	0.03		0.34	0.27		0.03	0.02	0.50
Less distributions
From net investment income	(0.17)		(0.26)	(0.29)		(0.29)	(0.34)	(0.41)
Total distributions	(0.17)		(0.26)	(0.29)		(0.29)	(0.34)	(0.41)
Proceeds from redemption fees collected	–		–	–		–	0.00 (c)	0.00 (c)
Net asset value, end of period	$9.59		$9.73	$9.65		$9.67	$9.93	$10.25
Total return(d)	0.29	%(e)	3.61%	2.78%		0.30%	0.16%	5.08%
Net assets, end of period (in 000s)	$49,031		$36,207	$44,159		$41,992	$46,118	$23,039
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(f)	1.84	%(g)(h)	2.02%	1.71	%(b)	1.68%	2.04%	2.37%
Net expenses after advisory fees waived and expenses reimbursed(f)(i)	1.36	%(g)(h)	1.70%	1.41%		1.43%	1.78%	1.42%
Net investment income	3.55	%(g)(h)	2.34%	2.62	%(b)	2.84%	3.28%	4.16%
Portfolio turnover rate	135	%(e)	314%	211%		181%	191%	181%

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Includes a non-recurring refund by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and is less than 0.005% of average net assets.

(c)  Amount rounds to less than $0.01 per share.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Not annualized.

(f)  Dividend expense totaled 0.28% (annualized), 0.42%, 0.16% 0.04%, 0.06% and 0.10% of average net assets for the six months ended November 30, 2018 and the years ended May 31, 2018, 2017, 2016, 2015 and 2014, respectively. Interest rebate expense and line of credit interest expense totaled 0.01% (annualized), 0.03%, 0.00%, 0.14%, 0.47% and 0.07% of average net assets for the six months ended November 30, 2018 and the years ended May 31, 2018, 2017, 2016, 2015 and 2014, respectively.

(g)  Annualized.

(h)  Effective August 6, 2018, the investment adviser reduced the advisory fee paid by the Fund and agreed to increase the expense reimbursements it provides to the Fund by contractually limiting the Fund's total expenses (other than certain expenses noted in the Notes to Financial Statements) to 0.98% for Class I shares. Prior to August 6, 2018, the expense limitiation had been 1.25%

(i)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.07% (annualized), 1.25%, 1.25%, 1.25%, 1.25% and 1.25% of average net assets for the six months ended November 30, 2018 and the years ended May 31, 2018, 2017, 2016, 2015 and 2014, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2018

The Water Island Credit Opportunities Fund – Class C

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2018		Year Ended May 31,
	(Unaudited)		2018	2017		2016	2015	2014
Net asset value, beginning of period	$9.74		$9.62	$9.61		$9.89	$10.23	$10.17
Income (loss) from investment operations
Net investment income(a)	0.12		0.13	0.16	(b)	0.18	0.22	0.34
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.14)		0.11	0.02		(0.25)	(0.30)	0.07
Total from investment operations	(0.02)		0.24	0.18		(0.07)	(0.08)	0.41
Less distributions
From net investment income	(0.12)		(0.12)	(0.17)		(0.21)	(0.26)	(0.35)
Total distributions	(0.12)		(0.12)	(0.17)		(0.21)	(0.26)	(0.35)
Net asset value, end of period	$9.60		$9.74	$9.62		$9.61	$9.89	$10.23
Total return(c)(e)	(0.21	%)(d)	2.53%	1.83%		(0.72%)	(0.76%)	4.17%
Net assets, end of period (in 000s)	$485		$640	$1,053		$1,220	$2,020	$716
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(f)	2.83	%(g)(h)	3.02%	2.71	%(b)	2.68%	3.05%	3.37%
Net expenses after advisory fees waived and expenses reimbursed(f)(i)	2.37	%(g)(h)	2.70%	2.41%		2.43%	2.78%	2.42%
Net investment income	2.45	%(g)(h)	1.38%	1.69	%(b)	1.92%	2.24%	3.37%
Portfolio turnover rate	135	%(d)	314%	211%		181%	191%	181%

(a)  Per share amounts were calculated using average shares outstanding for the period.

(b)  Includes a non-recurring refund by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and is less than 0.005% of average net assets.

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(c)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)  Not annualized.

(e)  Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

(f)  Dividend expense totaled 0.28% (annualized), 0.42%, 0.16%, 0.04%, 0.06% and 0.10% of average net assets for the six months ended November 30, 2018 and the years ended May 31, 2018, 2017, 2016, 2015 and 2014, respectively. Interest rebate expense and line of credit interest expense totaled 0.01% (annualized), 0.03%, 0.00%, 0.14%, 0.47% and 0.07% of average net assets for the six months ended November 30, 2018 and the years ended May 31, 2018, 2017, 2016, 2015 and 2014, respectively.

(g)  Annualized.

(h)  Effective August 6, 2018, the investment adviser reduced the advisory fee paid by the Fund and agreed to increase the expense reimbursements it provides to the Fund by contractually limiting the Fund's total expenses (other than certain expenses noted in the Notes to Financial Statements) to 1.98% for Class C shares. Prior to August 6, 2018, the expense limitiation had been 2.25%.

(i)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 2.08% (annualized), 2.25%, 2.25%, 2.25%, 2.25% and 2.25% of average net assets for the six months ended November 30, 2018 and the years ended May 31, 2018, 2017, 2016, 2015 and 2014, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2018

The Water Island Credit Opportunities Fund – Class A

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2018		Year Ended May 31,
	(Unaudited)		2018	2017		2016	2015	2014(a)
Net asset value, beginning of period	$9.73		$9.66	$9.67		$9.93	$10.25	$10.18
Income (loss) from investment operations
Net investment income(b)	0.16		0.17	0.23	(c)	0.25	0.29	0.39
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.14)		0.14	0.02		(0.25)	(0.29)	0.09
Total from investment operations	0.02		0.31	0.25		–	–	0.48
Less distributions
From net investment income	(0.16)		(0.24)	(0.26)		(0.26)	(0.32)	(0.41)
Total distributions	(0.16)		(0.24)	(0.26)		(0.26)	(0.32)	(0.41)
Net asset value, end of period	$9.59		$9.73	$9.66		$9.67	$9.93	$10.25
Total return(d)(f)	0.27	%(e)	3.10%	2.58%		0.02%	(0.01%)	4.86%
Net assets, end of period (in 000s)	$167		$153	$107		$104	$630	$28
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	2.09	%(h)(i)	2.27%	1.96	%(c)	1.91%	2.29%	2.77%
Net expenses after advisory fees waived and expenses reimbursed(g)(j)	1.61	%(h)(i)	1.95%	1.66%		1.66%	2.03%	1.67%
Net investment income	3.25	%(h)(i)	1.81%	2.35	%(c)	2.62%	2.95%	3.89%
Portfolio turnover rate	135	%(e)	314%	211%		181%	191%	181%

(a)  Commenced operations on June 1, 2013.

(b)  Per share amounts were calculated using average shares outstanding for the period.

(c)  Includes a non-recurring refund by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to less than $0.01 per share and is less than 0.005% of average net assets.

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(d)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares or the imposition of any sales load.

(e)  Not annualized.

(f)  Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

(g)  Dividend expense totaled 0.28% (annualized), 0.42%, 0.16%, 0.02%, 0.06% and 0.10% of average net assets for the six months ended November 30, 2018 and the years ended May 31, 2018, 2017, 2016, 2015 and 2014, respectively. Interest rebate expense and line of credit interest expense totaled 0.01% (annualized), 0.03%, 0.00%, 0.14%, 0.47% and 0.07% of average net assets for the six months ended November 30, 2018 and the years ended May 31, 2018, 2017, 2016, 2015 and 2014, respectively.

(h)  Annualized.

(i)  Effective August 6, 2018, the investment adviser reduced the advisory fee paid by the Fund and agreed to increase the expense reimbursements it provides to the Fund by contractually limiting the Fund's total expenses (other than certain expenses noted in the Notes to Financial Statements) to 1.23% for Class A shares. Prior to August 6, 2018, the expense limitiation had been 1.50%

(j)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.32% (annualized), 1.50%, 1.50%, 1.50%, 1.50% and 1.50% of average net assets for the six months ended November 30, 2018 and the years ended May 31, 2018, 2017, 2016, 2015 and 2014, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2018

The Arbitrage Tactical Equity Fund – Class R

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2018		Year Ended May 31,				Period Ended May 31,
	(Unaudited)		2018	2017		2016	2015(a)
Net asset value, beginning of period	$10.12		$9.99	$9.31		$10.12	$10.00
Income (loss) from investment operations
Net investment income (loss)(b)	0.02		(0.05)	(0.20	)(c)	(0.03)	(0.10)
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.33)		0.18	0.88		(0.69)	0.22
Total from investment operations	(0.31)		0.13	0.68		(0.72)	0.12
Less distributions
From net realized gains	–		–	–		(0.09)	–
Total distributions	–		–	–		(0.09)	–
Net asset value, end of period	$9.81		$10.12	$9.99		$9.31	$10.12
Total return(d)	(3.16	%)(e)	1.30%	7.30%		(7.12%)	1.20	%(e)
Net assets, end of period (in 000s)	$10		$10	$10		$9	$10
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	12.45	%(f)	12.52%	15.85	%(c)	20.24%	44.48	%(f)
Net expenses after advisory fees waived and expenses reimbursed(g)(h)	2.52	%(f)	2.35%	2.66%		2.62%	2.85	%(f)
Net investment income (loss)	0.32	%(f)	(0.47%)	(2.14	%)(c)	(0.34%)	(2.35	%)(f)
Portfolio turnover rate	238	%(e)	520%	449%		416%	235	%(e)

(a)  Commenced operations on January 2, 2015.

(b)  Per share amounts were calculated using average shares outstanding for the period.

(c)  Includes a non-recurring refund by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to $0.01 per share and 0.08% of average net assets.

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

  Financial Highlights

(d)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Not annualized.

(f)  Annualized.

(g)  Dividend expense totaled 0.83% (annualized), 0.66%, 0.84%, 0.70% and 1.01% (annualized) of average net assets for the six months ended November 30, 2018, the years ended May 31, 2018, 2017 and 2016, and the period ended May 31, 2015, respectively. Interest rebate expense and line of credit interest expense totaled 0.00% (annualized), 0.00%, 0.13%, 0.23% and 0.15% (annualized) of average net assets for the six months ended November 30, 2018, the years ended May 31, 2018, 2017 and 2016, and the period ended May 31, 2015, respectively.

(h)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.69% (annualized), 1.69%, 1.69%, 1.69% and 1.69% (annualized) of average net assets for the six months ended November 30, 2018, the years ended May 31, 2018, 2017 and 2016, and the period ended May 31, 2015, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2018

The Arbitrage Tactical Equity Fund – Class I

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2018		Year Ended May 31,				Period Ended May 31,
	(Unaudited)		2018	2017		2016	2015(a)
Net asset value, beginning of period	$10.12		$9.99	$9.31		$10.12	$10.00
Income (loss) from investment operations
Net investment income (loss)(b)	0.03		(0.02)	(0.18	)(c)	(0.04)	(0.09)
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.34)		0.15	0.86		(0.68)	0.21
Total from investment operations	(0.31)		0.13	0.68		(0.72)	0.12
Less distributions
From net realized gains	–		–	–		(0.09)	–
Total distributions	–		–	–		(0.09)	–
Net asset value, end of period	$9.81		$10.12	$9.99		$9.31	$10.12
Total return(d)	(3.16	%)(e)	1.30%	7.30%		(7.12%)	1.20	%(e)
Net assets, end of period (in 000s)	$2,123		$2,177	$2,048		$1,302	$1,386
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	12.20	%(f)	12.27%	15.60	%(c)	20.02%	28.08	%(f)
Net expenses after advisory fees waived and expenses reimbursed(g)(h)	2.27	%(f)	2.10%	2.41%		2.40%	2.60	%(f)
Net investment income (loss)	0.57	%(f)	(0.22%)	(1.88	%)(c)	(0.47%)	(2.15	%)(f)
Portfolio turnover rate	238	%(e)	520%	449%		416%	235	%(e)

(a)  Commenced operations on January 2, 2015.

(b)  Per share amounts were calculated using average shares outstanding for the period.

(c)  Includes a non-recurring refund by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to $0.01 per share and 0.08% of average net assets.

See Notes to Financial Statements.

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  Financial Highlights

(d)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Not annualized.

(f)  Annualized.

(g)  Dividend expense totaled 0.83% (annualized), 0.66%, 0.84%, 0.72% and 1.01% (annualized) of average net assets for the six months ended November 30, 2018, the years ended May 31, 2018, 2017 and 2016, and the period ended May 31, 2015, respectively. Interest rebate expense and line of credit interest expense totaled 0.00% (annualized), 0.00%, 0.13%, 0.24% and 0.15% (annualized) of average net assets for the six months ended November 30, 2018, the years ended May 31, 2018, 2017 and 2016, and the period ended May 31, 2015, respectively.

(h)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.44% (annualized), 1.44%, 1.44%, 1.44% and 1.44% (annualized) of average net assets for the six months ended November 30, 2018, the years ended May 31, 2018, 2017 and 2016, and the period ended May 31, 2015, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2018

The Arbitrage Tactical Equity Fund – Class C

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2018		Year Ended May 31,				Period Ended May 31,
	(Unaudited)		2018	2017		2016	2015(a)
Net asset value, beginning of period	$10.12		$9.99	$9.31		$10.12	$10.00
Income (loss) from investment operations
Net investment loss(b)	(0.02	)(d)	(0.12)	(0.28	)(c)	(0.10)	(0.13)
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.29)		0.25	0.96		(0.62)	0.25
Total from investment operations	(0.31)		0.13	0.68		(0.72)	0.12
Less distributions
From net realized gains	–		–	–		(0.09)	–
Total distributions	–		–	–		(0.09)	–
Net asset value, end of period	$9.81		$10.12	$9.99		$9.31	$10.12
Total return(e)(g)	(3.16	%)(f)	1.30%	7.30%		(7.12%)	1.20	%(f)
Net assets, end of period (in 000s)	$10		$10	$10		$9	$10
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(i)	13.20	%(h)	13.27%	16.59	%(c)	20.99%	45.25	%(h)
Net expenses after advisory fees waived and expenses reimbursed(i)(j)	3.28	%(h)	3.10%	3.40%		3.37%	3.60	%(h)
Net investment loss	(0.43	%)(h)	(1.20%)	(2.89	%)(c)	(1.09%)	(3.10	%)(h)
Portfolio turnover rate	238	%(f)	520%	449%		416%	235	%(f)

(a)  Commenced operations on January 2, 2015.

(b)  Per share amounts were calculated using average shares outstanding for the period.

(c)  Includes a non-recurring refund by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to $0.01 per share and 0.08% of average net assets.
See Notes to Financial Statements.

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  Financial Highlights

(d)  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(e)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)  Not annualized.

(g)  Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

(h)  Annualized.

(i)  Dividend expense totaled 0.83% (annualized), 0.66%, 0.83%, 0.70% and 1.01% (annualized) of average net assets for the six months ended November 30, 2018, the years ended May 31, 2018, 2017 and 2016, and the period ended May 31, 2015, respectively. Interest rebate expense and line of credit interest expense totaled 0.00% (annualized), 0.00%, 0.13%, 0.23% and 0.15% (annualized) of average net assets for the six months ended November 30, 2018, the years ended May 31, 2018, 2017 and 2016, and the period ended May 31, 2015, respectively.

(j)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 2.44% (annualized), 2.44%, 2.44%, 2.44% and 2.44% (annualized) of average net assets for the six months ended November 30, 2018, the years ended May 31, 2018, 2017 and 2016, and the period ended May 31, 2015, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2018

The Arbitrage Tactical Equity Fund – Class A

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Six Months Ended November 30, 2018		Year Ended May 31,				Period Ended May 31,
	(Unaudited)		2018	2017		2016	2015(a)
Net asset value, beginning of period	$10.12		$9.99	$9.31		$10.12	$10.00
Income (loss) from investment operations
Net investment income (loss)(b)	0.02		(0.05)	(0.20	)(c)	(0.03)	(0.10)
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.33)		0.18	0.88		(0.69)	0.22
Total from investment operations	(0.31)		0.13	0.68		(0.72)	0.12
Less distributions
From net realized gains	–		–	–		(0.09)	–
Total distributions	–		–	–		(0.09)	–
Net asset value, end of period	$9.81		$10.12	$9.99		$9.31	$10.12
Total return(d)(f)	(3.16	%)(e)	1.30%	7.30%		(7.12%)	1.20	%(e)
Net assets, end of period (in 000s)	$10		$10	$10		$9	$10
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(h)	12.45	%(g)	12.52%	15.84	%(c)	20.24%	44.49	%(g)
Net expenses after advisory fees waived and expenses reimbursed(h)(i)	2.52	%(g)	2.35%	2.65%		2.62%	2.85	%(g)
Net investment income (loss)	0.34	%(g)	(0.46%)	(2.13	%)(c)	(0.34%)	(2.35	%)(g)
Portfolio turnover rate	238	%(e)	520%	449%		416%	235	%(e)

(a)  Commenced operations on January 2, 2015.

(b)  Per share amounts were calculated using average shares outstanding for the period.

(c)  Includes a non-recurring refund by the custodian for overbilling of prior years' out-of-pocket fees. This amounted to $0.01 per share and 0.08% of average net assets.

See Notes to Financial Statements.

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  Financial Highlights

(d)  Total return is a measure of the change in the value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares or the imposition of any sales load.

(e)  Not annualized.

(f)  Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

(g)  Annualized.

(h)  Dividend expense totaled 0.83% (annualized), 0.66%, 0.83%, 0.70% and 1.01% (annualized) of average net assets for the six months ended November 30, 2018, the years ended May 31, 2018, 2017 and 2016, and the period ended May 31, 2015, respectively. Interest rebate expense and line of credit interest expense totaled 0.00% (annualized), 0.00%, 0.13%, 0.23% and 0.15% (annualized) of average net assets for the six months ended November 30, 2018, the years ended May 31, 2018, 2017 and 2016, and the period ended May 31, 2015, respectively.

(i)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.69% (annualized), 1.69%, 1.69%, 1.69% and 1.69% (annualized) of average net assets for the six months ended November 30, 2018, the years ended May 31, 2018, 2017, 2016 and the period ended May 31, 2015, respectively.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2018

The Arbitrage Funds  Notes to Financial Statements

November 30, 2018 (Unaudited)

1. ORGANIZATION

The Arbitrage Funds (the "Trust") is a Delaware statutory trust, which was organized on December 22, 1999 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series. Each series represents a distinct portfolio with its own investment objective and policies. The four series presently authorized are The Arbitrage Fund (the "Arbitrage Fund"), The Arbitrage Event-Driven Fund (the "Event-Driven Fund"), The Water Island Credit Opportunities Fund (the "Credit Opportunities Fund") and The Arbitrage Tactical Equity Fund (the "Tactical Equity Fund"), each a "Fund" and collectively the "Funds", which offer four classes of shares. Effective August 6, 2018, The Arbitrage Credit Opportunities Fund changed its name to the Water Island Credit Opportunities Fund. The Fund's portfolio manager, investment objective and investment strategies did not change. The Arbitrage Fund, the Event-Driven Fund and the Credit Opportunities Fund are each a diversified series of the Trust. The Tactical Equity Fund is a non-diversified series of the Trust. The Funds' investments are managed by Water Island Capital, LLC (the "Adviser").

Commencement of Operations
Fund	Class R shares	Class I shares	Class C shares	Class A shares
Arbitrage Fund	September 18, 2000	October 17, 2003	June 1, 2012	June 1, 2013
Event-Driven Fund	October 1, 2010	October 1, 2010	June 1, 2012	June 1, 2013
Credit Opportunities Fund	October 1, 2012	October 1, 2012	October 1, 2012	June 1, 2013
Tactical Equity Fund	January 2, 2015	January 2, 2015	January 2, 2015	January 2, 2015

The investment objective of the Arbitrage Fund is to seek to achieve capital growth by engaging in merger arbitrage. The investment objective of the Event-Driven Fund is to seek to achieve capital growth by investing in companies that are impacted by corporate events such as mergers, acquisitions, restructurings, recapitalizations, refinancings, reorganizations and other special situations. The investment objective of the Credit Opportunities Fund is to seek to provide current income and capital growth by investing in debt securities impacted by events such as reorganizations, restructurings, recapitalizations, debt maturities, refinancings, mergers, acquisitions, regulatory changes and other special situations. The investment objective of the Tactical Equity Fund is to seek to achieve capital appreciation by investing in securities of companies where the market may not fully appreciate the impact of fundamental changes to the business, industry or regulatory environment.

The Funds' four classes of shares, Class R, Class I, Class C and Class A, represent interests in the same portfolio of investments and have the same rights, but differ primarily in the expenses to which they are subject and the investment eligibility requirements. Class R shares, Class C shares and Class A shares are subject to an annual distribution and servicing fee of up to 0.25%, 1.00% and 0.25%, respectively, of each Fund's average daily net assets attributable to Class R shares, Class C shares and Class A shares, respectively, whereas Class I shares are not subject to any distribution and servicing fees. Class C shares are also subject to a 1.00% contingent deferred sales charge on all purchases redeemed within 12 months of purchase. Class A shares of the Arbitrage Fund are sold subject to a maximum front-end sales load equal to 2.50% of the offering price and are also subject to a 1.00% contingent deferred sales load on purchases at or above $250,000, purchased without a front-end sales charge and redeemed within 18 months of purchase. Class A shares of the Event-Driven Fund, the Credit Opportunities Fund and the Tactical Equity Fund are sold subject to a maximum front-end sales load equal to 3.25% of the offering price and are also subject to a 1.00% contingent deferred sales load on purchases at or above

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2018 (Unaudited)

$500,000, purchased without a front-end sales charge and redeemed within 18 months of purchase. Effective June 30, 2018, Class A shares of the Event-Driven Fund and the Credit Opportunities Fund are sold subject to a maximum front-end sales load equal to 3.25% of the offering price and are also subject to a 1.00% contingent deferred sales load on purchases at or above $500,000 made prior to June 30, 2018 and on purchases at or above $250,000 made after June 30, 2018 (determined on a first-in, first-out basis), purchased without a front-end sales charge and redeemed within 18 months of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The Funds are considered investment companies for financial reporting purposes under GAAP and Accounting Standards Codification Topic 946 — Financial Services — Investment Companies.

In August 2018, the Securities and Exchange Commission ("SEC") adopted Disclosure Update and Simplification, which amends certain disclosure requirements effective for filings subsequent to November 5, 2018. As of November 30, 2018, Management has adopted the amendments. The amendment requires presentation of the total, rather than the components, of distributable earnings on the Statements of Assets and Liabilities and presentation of the total distributions, rather than the components, on the Statements of Changes in Net Assets. The amendment also removes the requirement for disclosure of undistributed net investment income on a book basis. This amendment facilitates compliance through the disclosure of information without significantly altering the information provided to investors.

The Funds have adopted Accounting Standards Update No. 2018-13 "Fair Value Measurement (Topic 820) Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement", which amends the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Valuation of Investments — The Funds' portfolio securities are valued as of the close of trading of the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern standard time). Common stocks, mutual funds and other securities, including open short positions that are traded on a securities exchange, are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Redeemable securities issued by open-end investment companies are valued at the investment company's respective net asset value, with the exception of exchange-traded open-end investment companies, which are priced as common stocks. Market quotations of foreign securities from the principal markets in which they trade may not be reliable if events or circumstances that may affect the value of portfolio securities occur between the time of the market quotation and the close of trading on the NYSE. If a significant event that affects the valuation of a foreign security occurs between the close of a foreign security's primary exchange and the time the Funds calculate their net asset value ("NAV"), the Funds will fair value the foreign security to account for this discrepancy. Securities which are listed on an exchange

Semi-Annual Report | November 30, 2018

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2018 (Unaudited)

but which are not traded on the valuation date are valued at the mean of the most recent bid and ask prices. Put and call options and securities traded in the over-the-counter market are valued at the mean of the most recent bid and ask prices. When there is no bid price available, put and call options will be valued using the average of the last ask price and zero. Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

If available, debt securities are priced based upon an evaluated bid provided by independent, third-party pricing agents. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. Over-the-counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities.

Other assets and securities for which no quotations are readily available are valued at fair value using methods determined in good faith by the Pricing Committee, which is under the supervision of the Board of Trustees of the Trust. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has been acquired through completion of a merger/tender or the security's primary pricing source is not able or willing to provide a price. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of a security, subsequent private transactions in the security or related securities, or a combination of these and other factors. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service.

Fair Value Measurements — In accordance with the authoritative guidance on fair value measurements under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2018 (Unaudited)

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the six months ended November 30, 2018, there were no significant changes to the Funds' fair value methodologies. Transfers for Level 3 securities, if any, are shown as part of the leveling table in each Fund's Portfolio of Investments.

Share Valuation and Redemption Fees — The net asset value per share of each class of shares of the Funds is calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of each class of each Fund is equal to the net asset value per share. Effective September 30, 2017, the Trust no longer imposes a redemption fee for shares of the Fund sold within a certain number of days of purchase. Prior to September 30, 2017, Class R, Class I and Class A shares of the Arbitrage Fund, Event-Driven Fund and Tactical Equity Fund were subject to a redemption fee of 2% if redeemed within 30 days of purchase and Class R, Class I and Class A shares of the Credit Opportunities Fund were subject to a redemption fee of 2% if redeemed within 60 days of purchase. The Class A redemption fee did not apply for purchases over $250,000 in the Arbitrage Fund and purchases over $500,000 in the Event-Driven Fund, Credit Opportunities Fund and Tactical Equity Fund, as these purchases are subject to a contingent deferred sales charge. Class C shares were not subject to a redemption fee. The redemption fee is paid directly to each Fund rather than the Adviser and is allocated pro-rata to the shareholders based on net assets attributed to each class.

Security Transactions — Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Short Positions — The Funds may sell securities short for economic hedging purposes. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which may differ from the market value reflected on the Portfolio of Investments. The Funds are liable for any dividends and interest payable on securities while those securities are in a short position. As collateral for their short positions, the Funds are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. The Funds are charged an interest rebate expense by the prime broker on securities sold short. The interest rebate expense is charged for the duration of time that a security is sold short and is shown on the Statements of Operations. The interest rebate expense is charged for the duration of time that a security is sold short.

Derivative Instruments and Hedging Activities — The following discloses the Funds' use of derivative instruments and hedging activities.

The Funds' investment objectives not only permit the Funds to purchase investment securities, but they also allow certain Funds to enter into various types of derivative contracts, including, but not limited to, swap contracts, forward foreign currency exchange contracts, and purchased

Semi-Annual Report | November 30, 2018

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2018 (Unaudited)

and written option contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities: they require little or no initial cash investment; they can focus exposure on only certain selected risk factors; and they may not require the ultimate receipt or delivery of the underlying security (or securities) to satisfy the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors. The Funds may, but are not required to, seek to reduce their currency risk by hedging part or all of their exposure to various foreign currencies.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Investments in securities issued by small and medium capitalization companies tend to be less liquid and more volatile than stocks of companies with relatively large market capitalizations. To the extent a Fund invests in securities of small and medium capitalization companies, it may be more vulnerable to adverse business events than larger, more established companies.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of fixed income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses.

Credit Risk: Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Risk of Investing in Derivatives: The Funds' use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds' performance.

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2018 (Unaudited)

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative instruments and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty to a transaction will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by derivative type in the notes that follow.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

During the period ended November 30, 2018, the Funds engaged in option writing/purchasing to limit volatility and correlation, and to create income and optionality.

Foreign Currency Exchange Contracts: The Funds may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Funds' foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Funds' securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates.

During the period ended November 30, 2018, the Funds entered into foreign currency exchange contracts to hedge currency risk.

Warrants/Rights: Each Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. The Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit each Fund's ability to exercise the warrants or rights at such times and in such quantities as each Fund would otherwise wish. Warrants and rights generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

During the period ended November 30, 2018, the Funds held warrants/rights as a result of receiving them from completed deals.

Semi-Annual Report | November 30, 2018

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2018 (Unaudited)

Swaps: Certain Funds may enter into interest rate, index, equity, total return and credit default swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange ("centrally cleared swaps") or may be privately negotiated in the over-the-counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount" (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index). In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the "CCP") and the Fund's counterparty on the swap agreement becomes the CCP.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Credit default swaps are a type of swap agreement in which the protection "buyer" is generally obligated to pay the protection "seller" an upfront and/or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. If a credit event occurs, the seller generally must pay the buyer the "par value" (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness or that are centrally cleared.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2018 (Unaudited)

the specified period in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market index without owning or taking physical custody of such security or component securities of a market index. Total return swap agreements may effectively add leverage to a Fund's portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually the London Interbank Offered Rate (LIBOR), is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed upon between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements to limit any potential leveraging of a Fund's portfolio. Any net amount accrued but not yet paid to a Fund by the counterparty under a swap agreement (i.e., the Fund's current rights under the swap agreement) is recorded as unrealized appreciation until the amount is paid to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Funds' investment restriction concerning senior securities.

Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on Management's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Swap agreements that cannot be terminated or sold within seven days may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines) or that are centrally cleared. Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the "Code"), may limit a Fund's ability to use swap agreements. It is possible that developments in the swap market, including additional government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") govern over-the-counter financial derivative transactions entered into by a Fund

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2018 (Unaudited)

and counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

Swap agreements held by the Funds at November 30, 2018 are disclosed in the Portfolio of Investments.

During the period ended November 30, 2018, the Arbitrage Fund, Event-Driven Fund and Tactical Equity Fund entered into swap agreements to invest outside the US more efficiently.

Fair Value of Derivative Instruments — Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Funds or any counterparty. The fair value of derivative instruments for the Funds as of the six months ended November 30, 2018, was as follows:

Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Arbitrage Fund
Foreign Currency Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$4,380,893	Unrealized depreciation on forward foreign currency exchange contracts	$4,478,264
Equity Contracts (purchased option contracts)	Investments: at fair value of unaffiliated investments	571,789
Equity Contracts (written option contracts)			Written options, at value	577,864
		$4,952,682		$5,056,128

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2018 (Unaudited)

Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Event-Driven Fund
Foreign Currency Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$185,170	Unrealized depreciation on forward foreign currency exchange contracts	$217,291
Equity Contracts (swap contracts)	Unrealized appreciation on swap contracts	2,098	Unrealized depreciation on swap contracts	—
Equity Contracts (purchased option contracts)	Investments: at fair value of unaffiliated investments	99,070
Equity Contracts (written option contracts)			Written options, at value	45,085
		$286,338		$262,376
Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Credit Opportunities Fund
Foreign Currency Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$23,789	Unrealized depreciation on forward foreign currency exchange contracts	$22,229
		$23,789		$22,229

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2018 (Unaudited)

Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statement of Assets and Liabilities Location	Fair Value	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Tactical Equity Fund
Foreign Currency Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$2,704	Unrealized depreciation on forward foreign currency exchange contracts	$446
Equity Contracts (swap contracts)	Unrealized appreciation on swap contracts	36	Unrealized depreciation on swap contracts	—
Equity Contracts (purchased option contracts)	Investments: at fair value of unaffiliated investments	3,358
Equity Contracts (written option contracts)			Written options, at value	173
		$6,098		$619

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2018 (Unaudited)

The effect of derivative instruments on the Funds' Statement of Operations for the six months ended November 30, 2018, was as follows:

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Arbitrage Fund
Foreign Currency Contracts	Net realized gains (losses) from: Forward currency contracts / Net change in unrealized appreciation (depreciation) on: Forward currency contracts	$19,812,596	$(17,718,247)
Equity Contracts (swap contracts)	Net realized gains (losses) from: Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts	6,330,396	(19,040)
Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Purchased option contracts / Net change in unrealized appreciation (depreciation) on: Purchased option contracts	(7,350,005)	(2,651,737)
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	7,104,238	(293,693)
		$25,897,225	$(20,682,717)

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2018 (Unaudited)

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Event-Driven Fund
Foreign Currency Contracts	Net realized gains (losses) from: Forward currency contracts / Net change in unrealized appreciation (depreciation) on: Forward currency contracts	$838,027	$(759,802)
Equity Contracts (swap contracts)	Net realized gains (losses) from: Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts	334,222	2,098
Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Purchased option contracts / Net change in unrealized appreciation (depreciation) on: Purchased option contracts	(1,351,547)	(42,311)
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	858,220	(128,163)
		$678,922	$(928,178)

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2018 (Unaudited)

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Credit Opportunities Fund
Foreign Currency Contracts	Net realized gains (losses) from: Forward currency contracts / Net change in unrealized appreciation (depreciation) on: Forward currency contracts	$71,708	$(54,185)
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	66,011	(27,332)
		$137,719	$(81,517)
Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Tactical Equity Fund
Foreign Currency Contracts	Net realized gains (losses) from: Forward currency contracts / Net change in unrealized appreciation (depreciation) on: Forward currency contracts	$8,410	$(4,583)
Equity Contracts (swap contracts)	Net realized gains (losses) from: Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts	(12,169)	36
Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Purchased option contracts / Net change in unrealized appreciation (depreciation) on: Purchased option contracts	(31,571)	792
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	14,618	145
		$(20,712)	$(3,610)

Semi-Annual Report | November 30, 2018

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2018 (Unaudited)

Volume of derivative instruments held by the Funds during the six months ended November 30, 2018, was as follows:

Derivative Type	Unit of Measurement	Monthly Average
Arbitrage Fund
Swap Contracts	Notional Quantity	985,526
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	(115,828,460)
Purchased Option Contracts	Contracts	26,196
Rights	Shares	119,343
Written Option Contracts	Contracts	(10,362)
Derivative Type	Unit of Measurement	Monthly Average
Event-Driven Fund
Swap Contracts	Notional Quantity	334,039
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	(3,846,951)
Purchased Option Contracts	Contracts	2,374
Rights	Shares	34,500
Written Option Contracts	Contracts	(1,196)
Derivative Type	Unit of Measurement	Monthly Average
Credit Opportunities Fund
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	(575,015)
Written Option Contracts	Contracts	(8)
Derivative Type	Unit of Measurement	Monthly Average
Tactical Equity Fund
Swap Contracts	Notional Quantity	13,351
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	(83,969)
Purchased Option Contracts	Contracts	38
Written Option Contracts	Contracts	(27)

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange which contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

The Event-Driven Fund and Tactical Equity Fund held financial instruments that are subject to enforceable netting arrangements or other similar agreements as of November 30, 2018. The Arbitrage Fund and Credit Opportunities Fund did not hold financial instruments subject to netting or similar arrangements as of November 30, 2018.

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2018 (Unaudited)

The following table presents financial instruments held by the Event-Driven Fund and the Tactical Equity Fund that are subject to enforceable netting arrangements or other similar agreements as of November 30, 2018:

Event-Driven Fund

	Gross	Gross Amounts Offset in	Net Amounts Presented in	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Amounts of Recognized Assets	the Statements of Assets and Liabilities	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Equity Swaps	$2,098	$—	$2,098	$—	$—	$2,098
Total	$2,098	$—	$2,098	$—	$—	$2,098

Tactical Equity Fund

	Gross	Gross Amounts Offset in	Net Amounts Presented in	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Amounts of Recognized Assets	the Statements of Assets and Liabilities	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Equity Swaps	$36	$—	$36	$—	$—	$36
Total	$36	$—	$36	$—	$—	$36

Investment Income — Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, net of any non-reclaimable tax withholdings. Payment-in-kind securities have the option at each interest payment date of making interest payments in cash or additional debt securities. Any interest accrued on payment-in-kind securities is recorded as interest income.

Dividends and Distributions to Shareholders — Dividends arising from net investment income and net capital gain distributions, if any, are declared and paid at least annually to shareholders of the Arbitrage Fund, Event-Driven Fund and Tactical Equity Fund. Dividends arising from net investment income, if any, are declared daily and paid monthly, and net capital gain distributions, if any, are declared and paid at least annually to shareholders of the Credit Opportunities Fund.

Allocation Between Classes — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon the proportionate shares of total net assets of each Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon the proportionate share of total net assets of each Fund.

Federal Income Tax — It is the Funds' policy to continue to comply with the special provisions of Subchapter M of the Code, as amended, applicable to regulated investment companies. As provided therein, in any fiscal year in which a fund so qualifies and distributes at least 90% of its taxable net income, a fund (but not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

Semi-Annual Report | November 30, 2018

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2018 (Unaudited)

As of and during the six months ended November 30, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and, if applicable, penalties for any uncertain tax positions. Interest and penalty expense will be recorded as a component of interest or other tax expense. No interest or penalties were recorded during the six months ended November 30, 2018. The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENT TRANSACTIONS

During the six months ended November 30, 2018, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments, U.S. government securities, equity swap contracts, purchased and written option contracts and securities sold short, were as follows:

	Arbitrage Fund	Event-Driven Fund	Credit Opportunities Fund	Tactical Equity Fund
Purchases	$3,174,179,974	$323,730,043	$70,895,505	$4,177,703
Sales and Maturities	3,139,966,224	338,063,926	61,484,192	4,961,365

During the six months ended November 30, 2018, cost of purchases and proceeds from sales and maturities of U.S. government securities for the Event-Driven Fund and the Credit Opportunities Fund were as follows:

	Event Driven Fund	Credit Opportunities Fund
Purchases	$744,677	$1,605,775
Sales	2,279,161	2,289,389

4. LINE OF CREDIT

The Trust, on behalf of the Funds, entered into an agreement which enables the Arbitrage Fund, the Event-Driven Fund, the Credit Opportunities Fund and the Tactical Equity Fund to participate in a $100,000,000 unsecured committed revolving line of credit (the "Committed Line") and a $100,000,000 unsecured uncommitted revolving line of credit (the "Uncommitted Line," together with the Committed Line, the "Credit Agreement") with State Street Bank and Trust Company (the "Custodian"). Borrowings are made solely to temporarily finance the purchase or sale of securities or to finance the redemption of the shares of an investor of the Funds. Interest is charged to the Funds based on their borrowings at a rate per annum of the higher of the LIBOR rate plus 1.25% and the overnight federal funds rate plus 1.25%. The Committed Line has a commitment fee of 0.25% per annum on the unused portion of the Committed Line and is payable quarterly. The Uncommitted Line has an upfront fee of $25,000, is held available on a discretionary demand basis and may be terminated by the Custodian or the Trust at any time for any or no reason. The Trust accrues, on behalf of each of the Funds, the commitment fee on the unused portion of the Committed Line. Such fees are included in the custodian and bank service fees on the Statement of Operations.

For the six months ended November 30, 2018, the Event-Driven Fund and the Credit Opportunities Fund had average borrowings of $7,226,471 and $2,366,667, respectively, over a period of 34 days and 15 days, respectively, at a weighted average interest rate of 3.33% and 3.41%, respectively. Interest expense on the line of credit for the Event-Driven Fund and the Credit Opportunities

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The Arbitrage Funds  Notes to Financial Statements (continued)

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Fund during the six months ended November 30, 2018, is shown as line of credit interest expense on the Statements of Operations. The Event-Driven Fund and the Credit Opportunities Fund had no outstanding borrowings at November 30, 2018.

5. ADVISORY FEES, ADMINISTRATION FEES AND OTHER AGREEMENTS

Investment Advisory Agreement

The Funds' investments are managed by the Adviser according to the terms of Investment Advisory Agreements. Under the Investment Advisory Agreement between the Adviser and the Arbitrage Fund, as amended and restated on October 1, 2007, the Arbitrage Fund pays the Adviser an annual fee, which is computed and accrued daily and paid monthly, of 1.25% on the first $250 million, 1.20% on the next $50 million, 1.15% on the next $50 million, 1.10% on the next $75 million, 1.05% on the next $75 million and 1.00% for amounts over $500 million, based on the Arbitrage Fund's average daily net assets. Under the Investment Advisory Agreement between the Adviser and the Event-Driven Fund dated September 27, 2010, the Event-Driven Fund pays the Adviser an annual fee, which is computed and accrued daily and paid monthly, of 1.25% based on the Event-Driven Fund's average daily net assets. Effective August 6, 2018, the Credit Opportunities Fund reduced the annual investment advisory fee to 0.95% on the first $250 million of its average daily net assets, 0.90% on the next $500 million of its average daily net assets and 0.85% on its average daily net assets in excess of $750 million. Prior to August 6, 2018, the Credit Opportunities Fund paid an average annual fee of 1.00% on the amount of the Credit Opportunities Fund's average daily net assets. Under the Investment Advisory Agreement between the Adviser and the Tactical Equity Fund dated December 22, 2014, the Tactical Equity Fund pays the Adviser an annual fee, which is computed and accrued daily and paid monthly, of 1.25% based on the Tactical Equity Fund's average daily net assets.

The Adviser has contractually agreed, at least until September 30, 2019 for the Arbitrage Fund, the Event-Driven Fund, and the Tactical Equity Fund, and until September 30, 2020 for the Credit Opportunities Fund, to waive its advisory fee and/or reimburse the Funds' other expenses to the extent that total operating expenses (exclusive of taxes, interest, dividends on short positions, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase or sale of portfolio securities) exceed the annual rate of the Funds' average daily net assets attributable to each share class as shown in the table below:

	Arbitrage Fund	Event-Driven Fund	Credit Opportunities Fund	Tactical Equity Fund
Class R	1.69%	1.69%	1.23%	1.69%
Class I	1.44%	1.44%	0.98%	1.44%
Class C	2.44%	2.44%	1.98%	2.44%
Class A	1.69%	1.69%	1.23%	1.69%

Effective August 6, 2018, the Adviser has contractually agreed to provide additional expense reimbursements to the Credit Opportunities Fund by lowering the contractual expense limitation, not including taxes, interest, dividends on short positions, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase or sale of portfolio securities. Prior to August 6, 2018, the expense limitation was 1.50% of the Credit Opportunities Fund's average daily net assets allocable to the Class R shares, 1.25% of the Credit Opportunities Fund's average daily net assets allocable to the Class I shares, 2.25% of the Credit Opportunities Fund's average daily net assets allocable to the Class C shares, and 1.50% of the Credit Opportunities Fund's average daily net assets allocable to the Class A shares.

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2018 (Unaudited)

During the six months ended November 30, 2018, the Arbitrage Fund invested in the Event-Driven Fund. The Adviser has agreed to waive the advisory fee paid by the Arbitrage Fund on the Arbitrage Fund's assets that are invested in the Event-Driven Fund.

As of November 30, 2018, the Tactical Equity Fund had $16,891 receivable from the Adviser due to an advisory fee reimbursement.

For the six months ended November 30, 2018, the aggregate net fee paid to the Adviser as a percentage of average net assets for the Arbitrage Fund, Event-Driven Fund, Credit Opportunities Fund and Tactical Equity Fund was 1.05%, 1.25%, 0.97% and 1.25%, respectively.

The Adviser is permitted to recapture fees waived and expenses reimbursed to the extent actual fees and expenses for a period are less than the expense limitation of each class, provided, however, that the Adviser shall only be entitled to recapture such amounts for a period of three years after the year in which the expense was waived. The Adviser can recapture, with the exception of the advisory fees waived related to Arbitrage Fund's investment in the Event-Driven Fund, any fees it has waived within three fiscal years of the year in which the fees were waived subject to the applicable annual rate of: 1.69% for Class R shares, 1.44% for Class I shares, 2.44% for Class C shares and 1.69% for Class A shares of the Arbitrage Fund, Event-Driven Fund and Tactical Equity Fund. The Advisor can recapture any fees it has waived within three years of the date of the expense waiver for the Credit Opportunities Fund subject to the applicable annual rate of 1.23% for Class R shares, 0.98% for Class I shares, 1.98% for Class C shares and 1.23% for Class A shares of the Credit Opportunities Fund for fees waived after August 6, 2018. Prior to August 6, 2018, the Adviser can recapture any fees it has waived within three years after the year in which the expense was waived subject to the applicable annual rate of 1.50% for Class R shares, 1.25% for Class I shares, 2.25% for Class C shares and 1.50% for Class A shares of the Credit Opportunities Fund provided that such recapture would not cause the expense ratio of the Credit Opportunities Fund to exceed the limit in effect at the time such fees were waived and at the time such fees were recaptured.

As of November 30, 2018, the balances of future fee and expense recaptures for each Fund were as follows:

	Expiring May 31, 2019	Expiring May 31, 2020	Expiring May 31, 2021	Total
Event-Driven Fund
Class R	$193,596	$222,866	$212,683	$629,145
Class I	$332,746	$236,150	$390,120	$959,016
Class C	$5,871	$5,997	$5,981	$17,849
Class A	$5,132	$3,680	$3,178	$11,990
Credit Opportunities Fund
Class R	$44,465	$37,259	$42,333	$124,057
Class I	$107,990	$129,977	$126,190	$364,157
Class C	$4,018	$2,984	$2,587	$9,589
Class A	$1,093	$330	$655	$2,078
Tactical Equity Fund
Class R	$1,665	$1,275	$1,030	$3,970
Class I	$256,320	$213,108	$215,161	$684,589
Class C	$1,665	$1,275	$1,030	$3,970
Class A	$1,665	$1,275	$1,030	$3,970

There were no amounts recaptured during the six months ended November 30, 2018, from the Funds.

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2018 (Unaudited)

Administration Agreement

State Street Bank & Trust Company serves as the Trust's administrator pursuant to an Administration Agreement with the Trust.

Distribution Agreement

ALPS Distributors, Inc. (the "Distributor") serves as the Funds' distributor. The Distributor acts as an agent for the Funds and the distributor of their shares. The Funds have adopted, with respect to their Class R, Class C shares and Class A shares, a plan of distribution pursuant to Rule 12b-1 under the 1940 Act which permits each Fund to pay for expenses incurred in the distribution and promotion of the Funds' Class R shares, Class C shares and Class A shares and for services provided to shareholders. The Plan is a "reimbursement" plan. This means that a Fund's Class R shares, Class C shares and Class A shares only pay a particular 12b-1 fee to the extent that the Adviser, the Distributor or others have incurred expenses in the promotion and distribution of the shares, including but not limited to, the printing of prospectuses and reports used for sales purposes, expenses of preparation of sales literature and related expenses, advertisements, and other distribution-related expenses, as well as any distribution fees paid to securities dealers or others. Under the distribution plan, a Fund may pay compensation to any broker-dealer with whom the Distributor or the Funds has entered into a contract to distribute Class R shares, Class C shares or Class A shares, or to any other qualified financial services firm, for distribution and/or shareholder-related services with respect to shares held or purchased by their respective customers or in connection with the purchase of shares attributable to their efforts. The amount of payments under the Plan in any year shall not exceed 0.25% for Class R shares, 0.75% for Class C shares and 0.25% for Class A shares, respectively, of the average daily net assets allocable to a Fund's Class R shares, Class C shares and Class A shares, respectively. In addition, the Plan permits each Fund to make payments at an annual rate of up to 0.25% of the Fund's Class C shares for expenses incurred in connection with the provision of shareholder support or administrative services for the Fund's Class C shares.

During the six months ended November 30, 2018, The Arbitrage Fund's Class R shares incurred $262,369, Class C shares incurred $110,434 and Class A shares incurred $22,271, respectively, in distribution expenses for Class R shares and Class A shares and distribution and shareholder support expenses for Class C shares, all of which was used to compensate broker-dealers. With respect to the Event-Driven Fund, during the six months ended November 30, 2018, the Event-Driven Fund's Class R shares incurred $54,070, Class C shares incurred $5,192 and Class A shares incurred $1,009, respectively, in distribution expenses for Class R shares and Class A shares and distribution and shareholder support expenses for Class C shares, all of which was used to compensate broker-dealers. With respect to the Credit Opportunities Fund, during the six months ended November 30, 2018, the Credit Opportunities Fund's Class R shares incurred $8,847, Class C shares incurred $2,701 and Class A shares incurred $198, respectively, in distribution expenses for Class R shares and Class A shares and distribution and shareholder support expenses for Class C shares, all of which was used to compensate broker-dealers. With respect to the Tactical Equity Fund, during the six months ended November 30, 2018, the Tactical Equity Fund's Class R shares incurred $13, Class C shares incurred $51 and Class A shares incurred $13, respectively, in distribution expenses for Class R shares and Class A shares and distribution and shareholder support expenses for Class C shares, all of which was used to compensate broker-dealers.

Semi-Annual Report | November 30, 2018

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2018 (Unaudited)

Chief Compliance Officer

Certain officers of the Trust are also officers of the Adviser. The Chief Compliance Officer ("CCO") of the Trust also serves as the CCO of the Adviser. The Funds currently pay the Adviser 50% of the CCO's salary for the CCO's provision of services to the Funds.

Chief Financial Officer

Foreside Management Services, LLC provides Chief Financial Officer ("CFO") services to the Trust. Foreside Management Services, LLC is compensated by the Trust under a Fund CFO/Treasurer Agreement.

Transfer Agent And Shareholder Services Agreement

DST Systems, Inc. ("DST") is the Funds' transfer agent, and per an agency agreement, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions.

6. AFFILIATED ISSUER TRANSACTIONS

A summary of affiliated transactions for the Arbitrage Fund for the six months ended November 30, 2018 follows:

Affiliated Issuer	Beginning Value as of May 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain/ (Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Ending Value as of November 30, 2018	Shares as of November 30, 2018	Dividend Income	Capital Gain Distributions
Event- Driven Fund Class I	$15,108,035	$—	$—	$—	$31,673	$15,139,708	$1,583,651	$—	$—

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2018 (Unaudited)

7. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statement of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

	Six Months Ended November 30, 2018 (Unaudited)		Year Ended May 31, 2018
Arbitrage Fund - Class R	Shares	Value	Shares	Value
Proceeds from shares sold	1,910,661	$24,300,973	5,228,525	$67,435,640
Shares issued in reinvestment of distributions	—	—	616,165	7,794,494
Proceeds from redemption fees collected	—	—	—	718
Payments for shares redeemed	(4,205,426)	(53,432,118)	(14,327,212)	(186,947,777)
Net decrease	(2,294,765)	$(29,131,145)	(8,482,522)	$(111,716,925)
Arbitrage Fund - Class I
Proceeds from shares sold	14,493,092	$189,782,766	52,340,988	$695,753,810
Shares issued in reinvestment of distributions	—	—	3,117,424	40,588,863
Proceeds from redemption fees collected	—	—	—	3,509
Payments for shares redeemed	(17,825,405)	(233,664,385)	(50,389,397)	(665,454,235)
Net increase/(decrease)	(3,332,313)	$(43,881,619)	5,069,015	$70,891,947
Arbitrage Fund - Class C
Proceeds from shares sold	50,503	$613,422	294,534	$3,663,676
Shares issued in reinvestment of distributions	—	—	40,246	489,384
Payments for shares redeemed	(262,777)	(3,196,910)	(588,352)	(7,294,039)
Net decrease	(212,274)	$(2,583,488)	(253,572)	$(3,140,979)
Arbitrage Fund - Class A
Proceeds from shares sold	231,691	$2,940,437	814,430	$10,516,478
Shares issued in reinvestment of distributions	—	—	24,669	311,576
Payments for shares redeemed	(148,300)	(1,883,467)	(280,261)	(3,628,301)
Net increase	83,391	$1,056,970	558,838	$7,199,753

Semi-Annual Report | November 30, 2018

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2018 (Unaudited)

	Six Months Ended November 30, 2018 (Unaudited)		Year Ended May 31, 2018
Event-Driven Fund - Class R	Shares	Value	Shares	Value
Proceeds from shares sold	223,217	$2,113,367	952,751	$9,025,402
Shares issued in reinvestment of distributions	—	—	8,493	79,582
Proceeds from redemption fees collected	—	—	—	129
Payments for shares redeemed	(1,040,353)	(9,816,375)	(3,686,005)	(34,599,975)
Net decrease	(817,136)	$(7,703,008)	(2,724,761)	$(25,494,862)
Event-Driven Fund - Class I
Proceeds from shares sold	618,375	$5,901,505	5,551,789	$52,751,442
Shares issued in reinvestment of distributions	—	—	56,759	535,241
Proceeds from redemption fees collected	—	—	—	72
Payments for shares redeemed	(1,031,590)	(9,833,480)	(2,048,069)	(19,471,721)
Net increase/(decrease)	(413,215)	$(3,931,975)	3,560,479	$33,815,034
Event-Driven Fund - Class C
Proceeds from shares sold	54	$500	10,593	$97,835
Payments for shares redeemed	(27,825)	(257,238)	(54,189)	(503,253)
Net decrease	(27,771)	$(256,738)	(43,596)	$(405,418)
Event-Driven Fund - Class A
Proceeds from shares sold	37,148	$351,232	43,941	$414,575
Shares issued in reinvestment of distributions	—	—	205	1,916
Payments for shares redeemed	(21,079)	(199,463)	(56,753)	(534,754)
Net increase/(decrease)	16,069	$151,769	(12,607)	$(118,263)

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2018 (Unaudited)

	Six Months Ended November 30, 2018 (Unaudited)		Year Ended May 31, 2018
Credit Opportunities Fund - Class R	Shares	Value	Shares	Value
Proceeds from shares sold	100,047	$970,803	484,329	$4,700,554
Shares issued in reinvestment of distributions	11,433	110,969	31,334	303,892
Payments for shares redeemed	(532,037)	(5,174,508)	(773,871)	(7,518,629)
Net decrease	(420,557)	$(4,092,736)	(258,208)	$(2,514,183)
Credit Opportunities Fund - Class I
Proceeds from shares sold	1,756,423	$16,992,444	906,195	$8,765,846
Shares issued in reinvestment of distributions	79,912	771,129	102,882	993,716
Payments for shares redeemed	(445,239)	(4,299,386)	(1,861,252)	(17,999,359)
Net increase/(decrease)	1,391,096	$13,464,187	(852,175)	$(8,239,797)
Credit Opportunities Fund - Class C
Proceeds from shares sold	—	$—	1,558	$15,006
Shares issued in reinvestment of distributions	662	6,395	1,084	10,480
Payments for shares redeemed	(15,931)	(154,669)	(46,373)	(447,223)
Net decrease	(15,269)	$(148,274)	(43,731)	$(421,737)
Credit Opportunities Fund - Class A
Proceeds from shares sold	1,501	$14,515	90,651	$873,760
Shares issued in reinvestment of distributions	258	2,491	758	6,605
Payments for shares redeemed	(12)	(117)	(86,741)	(838,809)
Net increase	1,747	$16,889	4,668	$41,556
	Six Months Ended November 30, 2018 (Unaudited)		Year Ended May 31, 2018
Tactical Equity Fund - Class R	Shares	Value	Shares	Value
Net increase	—	$—	—	$—
Tactical Equity Fund - Class I
Proceeds from shares sold	9,696	$98,037	13,393	$135,037
Payments for shares redeemed	(8,321)	(83,216)	(3,389)	(34,125)
Net increase	1,375	$14,821	10,004	$100,912
Tactical Equity Fund - Class C
Net increase	—	$—	—	$—
Tactical Equity Fund - Class A
Net increase	—	$—	—	$—

Semi-Annual Report | November 30, 2018

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2018 (Unaudited)

8. FOREIGN CURRENCY TRANSLATION

Amounts denominated in or expected to settle in foreign currencies are translated to U.S. dollars based on exchange rates on the basis outlined below:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

C. The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments. Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies; 2) currency gains or losses realized between the trade and settlement dates on security transactions; and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in exchange rates.

9. CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

10. SECURITIES LENDING

To generate additional income, the Funds may, from time to time, lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. At the time of the loan, the Funds must receive from the borrower 102% collateral in the form of cash or U.S. government securities. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Funds. During the time portfolio securities are on loan, the borrower pays the Funds any dividends or interest paid on such securities.

Loans are subject to termination by the Funds or the borrower at any time. While the Funds do not have the right to vote securities on loan they have the right to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to the Fund, the Funds bear the risk of delay in the recovery of portfolio securities and the risk of loss of rights in the collateral.

The Funds may participate in a securities lending program under which the Funds' custodian, State Street Bank and Trust Company (the "Custodian") acting as securities lending agent, is authorized to lend Fund portfolio securities to qualified brokers/dealers and financial institutions that post appropriate collateral. The value of securities loaned will not exceed one-third of the value of the total assets of the Fund making the loan. The Custodian has agreed to indemnify the Fund in case of default of any security borrower.

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The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2018 (Unaudited)

Securities on loan are fully collateralized and the collateral was equal to or exceeded the securities on loan. Cash collateral is invested in the State Street Institutional U.S. Government Money Market Fund, Premier Class. The Custodian receives a portion of the interest earned on any reinvested collateral. Income received by the Funds in securities lending transactions during the six months ended November 30, 2018, if any, is reflected as securities lending income in the Statement of Operations. The Funds did not engage in securities lending during the six months ended November 30, 2018. The Funds had no securities on loan as of November 30, 2018.

11. FEDERAL TAX INFORMATION

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Funds' intention to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The amount of distributions from net investment income and net realized gains, if any, are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and permanent differences are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate in the period that the differences arise.

Permanent differences between the Funds' financial statement and income tax reporting requirements are primarily attributable to gains and losses on certain foreign currency related transactions, short sale related dividend expense, investments in passive foreign investment companies, investments in swaps, ordinary loss netting to reduce short-term capital gains, defaulted bonds and partnership basis adjustments. These have no effect on the Funds' net assets or net asset value per share.

Fund	Undistributed Net Investment Income/(Loss)	Accumulated Realized Gain/(Loss)	Paid-in Capital
Arbitrage Fund	$(4,211,717)	$4,235,643	$(23,926)
Event-Driven Fund	349,806	(349,806)	—
Credit Opportunities Fund	153,356	(153,355)	(1)
Tactical Equity Fund	1,989	(1,987)	(2)

The tax character of dividends and distributions declared and paid during the years ended May 31, 2018 and May 31, 2017 was as follows:

Fund	Year Ended	Ordinary Income	Long-Term Capital Gains*	Total Distributions
Arbitrage Fund	5/31/2018	$55,974,429	$11,622,718	$67,597,147
	5/31/2017	14,966,198	1,437,619	16,403,817
Event-Driven Fund	5/31/2018	$730,268	$—	$730,268
	5/31/2017	—	—	—
Credit Opportunities Fund	5/31/2018	$1,400,663	$—	$1,400,663
	5/31/2017	1,608,808	—	1,608,808
Tactical Equity Fund	5/31/2018	$—	$—	$—
	5/31/2017	—	—	—

*  The Funds designate these distributions as long-term capital gains dividends per IRC code section 852(b)(3)(C).

Semi-Annual Report | November 30, 2018

The Arbitrage Funds  Notes to Financial Statements (continued)

November 30, 2018 (Unaudited)

As of May 31, 2018, the components of distributable earnings on a tax basis were as follows:

	Arbitrage Fund	Event-Driven Fund	Credit Opportunities Fund	Tactical Equity Fund
Undistributed ordinary income	$17,486,239	$648,014	$78,697	$39,983
Accumulated capital gains/losses	2,792,340	—	—	4,350
Unrealized appreciation/ (depreciation)	(20,387,225)	(2,496,258)	368,284	(22,395)
Loss deferral	—	(53,470)	(151,968)	—
Capital loss carryover	—	(56,942,724)	(2,901,468)	—
Total distributable earnings	$(108,646)	$(58,844,438)	$(2,606,455)	$21,938

The following information is computed on a tax basis for each item as of November 30, 2018:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Aggregate Cost of Investments for Income Tax Purposes
Arbitrage Fund	$55,486,806	$(41,556,126)	$13,930,680	$614,740,544
Event-Driven Fund	3,292,285	(3,025,625)	266,660	125,366,452
Credit Opportunities Fund	509,032	(928,207)	(419,175)	49,456,143
Tactical Equity Fund	60,305	(58,446)	1,859	1,710,609

The differences between book-basis and tax-basis net unrealized appreciation/(depreciation) for the Funds are attributable to constructive sales, dividends related to short securities, swap mark to market, investments in passive foreign investment companies, wash sales, convertible bonds, straddle loss deferrals, defaulted bonds, partnership basis adjustments, forward contracts mark to market and unsettled short sales.

Capital Losses

As of May 31, 2018, the Event-Driven Fund had $46,724,193 of short term and $10,218,531 of long term capital loss carryforwards and the Credit Opportunities Fund had $1,993,212 of short term and $908,256 of long term capital loss carryforwards which may reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus may reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. The Event-Driven Fund utilized $3,220,560 of capital loss carryforwards during the year ended May 31, 2018.

Late Year Losses

The Event-Driven Fund and the Credit Opportunities Fund elected to defer to the period ending May 31, 2019, capital losses recognized during the period November 1, 2017 to May 31, 2018 in the amount of $53,470 and $151,968 respectively.

12. SUBSEQUENT EVENTS

Managment has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

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The Arbitrage Funds  Disclosure of Fund Expenses

November 30, 2018 (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, distribution (12b-1) expenses, redemption fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's cost in two ways:

Actual Fund Return. The section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

Hypothetical 5% Return. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes – NOT your Fund's actual return – the account values shown may not apply to your specific investment.

Semi-Annual Report | November 30, 2018

The Arbitrage Funds  Disclosure of Fund Expenses (continued)

November 30, 2018 (Unaudited)

	Beginning Account Value 06/01/2018	Ending Account Value 11/30/2018	Expense Ratio(a)	Expenses Paid During Period(b)
The Arbitrage Fund
Class R
Actual	$1,000.00	$1,019.80	1.87%	$9.47
Hypothetical (5% return before expenses)	$1,000.00	$1,015.69	1.87%	$9.45
Class I
Actual	$1,000.00	$1,020.70	1.62%	$8.21
Hypothetical (5% return before expenses)	$1,000.00	$1,016.95	1.62%	$8.19
Class C
Actual	$1,000.00	$1,015.70	2.62%	$13.24
Hypothetical (5% return before expenses)	$1,000.00	$1,011.93	2.62%	$13.21
Class A
Actual	$1,000.00	$1,019.80	1.88%	$9.52
Hypothetical (5% return before expenses)	$1,000.00	$1,015.64	1.88%	$9.50

(a)  Annualized, based on the Fund's most recent fiscal half-year expenses.

(b)  Expenses, are equal to the Fund's annualized ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 365.

	Beginning Account Value 06/01/2018	Ending Account Value 11/30/2018	Expense Ratio(a)	Expenses Paid During Period(b)
The Arbitrage Event-Driven Fund
Class R
Actual	$1,000.00	$1,001.10	2.30%	$11.54
Hypothetical (5% return before expenses)	$1,000.00	$1,013.54	2.30%	$11.61
Class I
Actual	$1,000.00	$1,002.10	2.05%	$10.29
Hypothetical (5% return before expenses)	$1,000.00	$1,014.79	2.05%	$10.35
Class C
Actual	$1,000.00	$996.80	3.05%	$15.27
Hypothetical (5% return before expenses)	$1,000.00	$1,009.78	3.05%	$15.37
Class A
Actual	$1,000.00	$1,001.10	2.30%	$11.54
Hypothetical (5% return before expenses)	$1,000.00	$1,013.54	2.30%	$11.61

(a)  Annualized, based on the Fund's most recent fiscal half-year expenses.

(b)  Expenses, are equal to the Fund's annualized ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 365.

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The Arbitrage Funds  Disclosure of Fund Expenses (continued)

November 30, 2018 (Unaudited)

	Beginning Account Value 06/01/2018	Ending Account Value 11/30/2018	Expense Ratio(a)	Expenses Paid During Period(b)
The Water Island Credit Opportunities Fund
Class R
Actual	$1,000.00	$1,001.70	1.64%	$8.23
Hypothetical (5% return before expenses)	$1,000.00	$1,016.85	1.64%	$8.29
Class I
Actual	$1,000.00	$1,002.90	1.36%	$6.83
Hypothetical (5% return before expenses)	$1,000.00	$1,018.25	1.36%	$6.88
Class C
Actual	$1,000.00	$997.90	2.38%	$11.92
Hypothetical (5% return before expenses)	$1,000.00	$1,013.14	2.38%	$12.01
Class A
Actual	$1,000.00	$1,002.70	1.62%	$8.13
Hypothetical (5% return before expenses)	$1,000.00	$1,016.95	1.62%	$8.19

(a)  Annualized, based on the Fund's most recent fiscal half-year expenses.

(b)  Expenses, are equal to the Fund's annualized ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 365.

	Beginning Account Value 06/01/2018	Ending Account Value 11/30/2018	Expense Ratio(a)	Expenses Paid During Period(b)
The Arbitrage Tactical Equity Fund
Class R
Actual	$1,000.00	$968.40	2.51%	$12.39
Hypothetical (5% return before expenses)	$1,000.00	$1,012.48	2.51%	$12.66
Class I
Actual	$1,000.00	$968.40	2.27%	$11.20
Hypothetical (5% return before expenses)	$1,000.00	$1,013.69	2.27%	$11.46
Class C
Actual	$1,000.00	$968.40	3.28%	$16.19
Hypothetical (5% return before expenses)	$1,000.00	$1,008.62	3.28%	$16.52
Class A
Actual	$1,000.00	$968.40	2.51%	$12.39
Hypothetical (5% return before expenses)	$1,000.00	$1,012.48	2.51%	$12.66

(a)  Annualized, based on the Fund's most recent fiscal half-year expenses.

(b)  Expenses, are equal to the Fund's annualized ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 365.

Semi-Annual Report | November 30, 2018

The Arbitrage Funds  Additional Information

November 30, 2018 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-800-295-4485, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Funds voted proxies will be available without charge upon request by calling toll-free 1-800-295-4485, or on the SEC's website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS

The Funds file a complete listing of their portfolio holdings with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request by calling 1-800-295-4485. Furthermore, you may obtain a copy of the filing on the SEC's website at http://www.sec.gov.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Fund

The Arbitrage Event-Driven Fund

The Water Island Credit Opportunities Fund

The Arbitrage Tactical Equity Fund

800-295-4485

www.arbitragefunds.com

Adviser

Water Island Capital, LLC

41 Madison Avenue, 42nd Floor

New York, NY 10010

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Transfer Agent

DST Systems, Inc.

P.O. Box 219842

Kansas City, MO 64121-9842

Custodian

State Street Bank & Trust

225 Liberty Street

New York, NY 10281

This material must be preceded or accompanied by a prospectus. Please read it carefully before investing.

Item 2.   Code of Ethics.

Not applicable to semi-annual report.

Item 3.   Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.   Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Schedule of Investments.

The Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.   Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)           There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.   Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.   Exhibits.

(a)(1)     Not applicable to semi-annual report.

(a)(2)     A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are attached hereto as exhibit Ex-99.CERT.

(a)(3)     Not applicable.

(a)(4)     Not applicable.

(b)                    The certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ARBITRAGE FUNDS

By:	/s/ John S. Orrico
John S. Orrico
President (Principal Executive Officer)

Date:	February 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Orrico
John S. Orrico
President (Principal Executive Officer)

Date:	February 5, 2019

By:	/s/ Monique Labbe
Monique Labbe
Chief Financial Officer (Principal Financial Officer)

Date:	February 5, 2019